UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356
                                   ---------

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                       ----------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 06/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

                                                     Franklin California Insured
                                                     Tax-Free Income Fund

                                                     Franklin  California
                                                     Intermediate-Term
                                                     Tax-Free Income Fund

                                                     Franklin California
                                                     Limited-Term
                                                     Tax-Free Income Fund

                                                     Franklin California
                                                     Tax-Exempt Money Fund

--------------------------------------------------------------------------------
      ANNUAL REPORT AND SHAREHOLDER LETTER              TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
           FRANKLIN
   CALIFORNIA TAX-FREE TRUST                         Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  Templeton  o  Mutual Series

                                   FRANKLIN TEMPLETON INVESTMENTS

                                   GAIN FROM OUR PERSPECTIVE

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups -- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                   MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to distinctly
                                   different investment approaches, Franklin,
                                   Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek to
                                   consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC]

Not part of the annual report

Contents

SHAREHOLDER LETTER ..........................................    1

SPECIAL FEATURE:

Understanding Your Tax-Free Income Fund .....................    4

ANNUAL REPORT

State Update and Municipal Bond Market Overview .............    7

Franklin California Insured Tax-Free Income Fund ............   10

Franklin California Intermediate-Term Tax-Free Income Fund ..   16

Franklin California Limited-Term Tax-Free Income Fund .......   22

Franklin California Tax-Exempt Money Fund ...................   26

Financial Highlights and Statements of Investments ..........   28

Financial Statements ........................................   62

Notes to Financial Statements ...............................   67

Report of Independent Registered Public Accounting Firm .....   77

Tax Designation .............................................   78

Board Members and Officers ..................................   79

Proxy Voting Policies and Procedures ........................   84

--------------------------------------------------------------------------------

ANNUAL REPORT

STATE UPDATE AND MUNICIPAL
BOND MARKET OVERVIEW

California's growing economy remained healthy and diverse during the 12 months under review. Private sector employment grew at a moderate pace, recording an average monthly increase of around 100,000 jobs in the first four months of 2004 compared with the same period a year earlier. This increase was a significant improvement from the average monthly gain of around 20,000 private sector jobs in fourth quarter 2003. The state's personal income also grew modestly and exceeded the country's as a whole. In fourth quarter 2003, California's income growth accelerated to 4.8%, ahead of the nation's 4.3% pace.(1)

The state ended fiscal year 2003 with an unreserved general fund deficit of $15.4 billion.(2) However, California's finances seemed to be improving as state tax collections for fiscal year 2004 benefited from California's economic recovery. Based on actual receipts through April 2004, the state expected personal income tax and sales tax receipts to rise 10% and 5.2% for the year.(1) Additionally, Governor Arnold Schwarzenegger's revised fiscal year 2005 budget proposal released in May 2004 indicated some improvement in California's finances over prior years, with less reliance on one-time revenues and revised revenue assumptions.

The state's immediate liquidity crisis abated when voters approved $15 billion of deficit-financing bonds in March 2004.(2) This recent increase in California's long-term debt resulted in an above-average level of indebtedness relative to other states. Furthermore, California's net tax-supported debt has doubled since the end of fiscal year 2001 to $53 billion. However, at 4.5% of aggregate personal income, the debt burden is not currently a credit concern.(1)

In light of a now established recovery trend in the state's economy and tax revenues, as well as an improved budgetary and liquidity outlook, independent credit rating agency Moody's Investors Service upgraded California's general obligation bonds to A3, from Baa1, and assigned a positive rating outlook.(3) However, the state's rating still remained well below the 50-state average of Aa2, due to significant ongoing fiscal challenges.

Municipal bond prices traced an unsteady path during the year under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and

(1) Source: Moody's Investors Service, "Rating Update: California (State of)," 5/21/04.

(2) Source: Standard & Poor's, "Research: Gov. Schwarzenegger's Proposed May Budget Revision Indicates Some Improvement in California Finances," RATINGSDIRECT, 5/19/04.

(3)   This does not indicate Moody's rating of the Funds.


                                                              Annual Report  | 7
the Middle East, tension with North Korea, and worldwide terrorist activity made headlines. Domestically, changing tax policies, burgeoning budget deficits, dollar devaluation, national health care reform, and several financial scandals were prominent news stories over the past 12 months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index fell 3.39% from July 1 through August 15, 2003, and rose 8.19% from August 15 through March 15, 2004, before falling 3.57% through fiscal year-end.(4) The municipal bond market, however, experienced less volatility than the 10-year Treasury note and the Standard & Poor's 500 Composite Index (S&P 500).(5)

Interest rates rose significantly over the fiscal year's final three months, as economic data indicated continuing U.S. economic recovery. Labor market conditions improved, and the financial markets expected the Federal Reserve Board to begin raising the federal funds target rate in June, which they did on June 30, 2004. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.45% at the beginning of the fiscal year under review to 5.02% on June 30, 2004.(6) Despite the rise in yields, long-term interest rates remained near four-decade lows through much of the reporting period. The generally low interest rate environment provided some municipalities with the opportunity to refinance their outstanding debt. During calendar year 2003, municipalities issued $94 billion of bonds to refund their outstanding debt. Refunding debt combined with new-issue bonds totaled $384 billion in 2003, surpassing the $358 billion record set in 2002.(7) California's new issuance for the first half of 2004 rose 8.9% compared with the same period in 2003.(8)

Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003 municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates, illustrated by the yield curve, was wider on June 30, 2004, than on June 30 for the

(4) Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

(5) Source: Standard & Poor's Micropal. Based on the one-year annualized volatility as of 6/30/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. See footnote 4 for a description of the Lehman Brothers Municipal Bond Index. The P&R U.S. Treasury Note 10-Year Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

(6)   Source: Thomson Financial.

(7) Source: THE BOND BUYER online, www.bondbuyer.com, "A Decade of Municipal Bond Finance," 3/4/04.

(8)   Source: THE BOND BUYER, 7/1/04.


8 |  Annual Report

10 prior years. Wider spreads provided for attractive real rates of return in the municipal bond market, as long-term distribution yields remained more than three percentage points above short-term rates at period-end.

Many states coped with financial challenges and budget deficits during the year under review. According to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs, in January 2003 the projected budget shortfall for fiscal year 2004 for all states totaled between $70 billion and $85 billion. However, in January 2004, Moody's Investors Service released a report entitled, "State Credit Cycle Approaches the Bottom; Lessons from the Early 1990s," which cited several factors that Moody's suggested could contribute to eventual restoration of fiscal balance. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 417 to 309 for 2003.

                                                              Annual Report  | 9

FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal and California personal income taxes through a portfolio consisting mainly of insured California municipal securities.(1), (2)

--------------------------------------------------------------------------------
      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin California Insured Tax-Free Income Fund covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the year under review. The Fund's Class A share price, as measured by net asset value, declined from $12.83 on June 30, 2003, to $12.24 on June 30, 2004. The Fund's Class A shares paid dividends totaling 56.16 cents per share for the same period.(3) The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.39%, based on an annualization of the current 4.68 cent ($0.0468) per share monthly dividend and the maximum offering price of $12.78 on June 30, 2004. An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 7.45% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2) The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

(3) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 31.


10 |  Annual Report

DIVIDEND DISTRIBUTIONS(3)
Franklin California Insured Tax-Free Income Fund
7/1/03-6/30/04

--------------------------------------------------------------------------------
                                                    DIVIDEND PER SHARE
                                         ---------------------------------------
MONTH                                      CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
July                                      4.68 cents    4.09 cents    4.07 cents
--------------------------------------------------------------------------------
August                                    4.68 cents    4.08 cents    4.07 cents
--------------------------------------------------------------------------------
September                                 4.68 cents    4.08 cents    4.07 cents
--------------------------------------------------------------------------------
October                                   4.68 cents    4.08 cents    4.07 cents
--------------------------------------------------------------------------------
November                                  4.68 cents    4.08 cents    4.07 cents
--------------------------------------------------------------------------------
December                                  4.68 cents    4.13 cents    4.13 cents
--------------------------------------------------------------------------------
January                                   4.68 cents    4.13 cents    4.13 cents
--------------------------------------------------------------------------------
February                                  4.68 cents    4.13 cents    4.13 cents
--------------------------------------------------------------------------------
March                                     4.68 cents    4.12 cents    4.09 cents
--------------------------------------------------------------------------------
April                                     4.68 cents    4.12 cents    4.09 cents
--------------------------------------------------------------------------------
May                                       4.68 cents    4.12 cents    4.09 cents
--------------------------------------------------------------------------------
June                                      4.68 cents    4.11 cents    4.09 cents
--------------------------------------------------------------------------------
TOTAL                                    56.16 CENTS   49.27 CENTS   49.10 CENTS
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

Significant new issuance during the year under review provided us with ample opportunity to keep the Fund fully invested and improve the potential for better income return. Our value-oriented philosophy of investing primarily for income, combined with a large municipal bond supply and a steep yield curve, favored longer-term bonds. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

PORTFOLIO BREAKDOWN
Franklin California Insured
Tax-Free Income Fund
6/30/04

---------------------------------------------------------------
                                                     % OF TOTAL
                                          LONG-TERM INVESTMENTS
---------------------------------------------------------------
General Obligation                                        18.7%
---------------------------------------------------------------
Transportation                                            16.9%
---------------------------------------------------------------
Subject to Government Appropriations                      13.5%
---------------------------------------------------------------
Tax-Supported                                             11.6%
---------------------------------------------------------------
Utilities                                                 11.2%
---------------------------------------------------------------
Prerefunded                                                8.4%
---------------------------------------------------------------
Hospital & Health Care                                     8.0%
---------------------------------------------------------------
Higher Education                                           7.0%
---------------------------------------------------------------
Other Revenue                                              3.9%
---------------------------------------------------------------
Housing                                                    0.8%
---------------------------------------------------------------

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                             Annual Report  | 11

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------
CLASS A                                        CHANGE   6/30/04   6/30/03
-------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.59   $ 12.24   $ 12.83
-------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
-------------------------------------------------------------------------
Dividend Income                    $ 0.5616
-------------------------------------------------------------------------

-------------------------------------------------------------------------
CLASS B                                        CHANGE   6/30/04   6/30/03
-------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.59   $ 12.29   $ 12.88
-------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
-------------------------------------------------------------------------
Dividend Income                    $ 0.4927
-------------------------------------------------------------------------

-------------------------------------------------------------------------
CLASS C                                        CHANGE   6/30/04   6/30/03
-------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.59   $ 12.34   $ 12.93
-------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
-------------------------------------------------------------------------
Dividend Income                    $ 0.4910
-------------------------------------------------------------------------


12 |  Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------
CLASS A                                              1-YEAR    5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -0.22%   +28.29%         +75.71%
-------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -4.46%    +4.20%          +5.34%
-------------------------------------------------------------------------------------------
   Distribution Rate(3)                      4.39%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)   7.45%
-------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)              3.90%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)               6.62%
-------------------------------------------------------------------------------------------

CLASS B                                              1-YEAR    3-YEAR    INCEPTION (2/1/00)
-------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -0.77%   +13.55%         +30.05%
-------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -4.58%    +3.40%          +5.76%
-------------------------------------------------------------------------------------------
   Distribution Rate(3)                      4.01%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)   6.81%
-------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)              3.55%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)               6.02%
-------------------------------------------------------------------------------------------

CLASS C                                              1-YEAR    5-YEAR    INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -0.78%   +24.78%         +58.02%
-------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -1.73%    +4.53%          +5.12%
-------------------------------------------------------------------------------------------
   Distribution Rate(3)                      3.98%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)   6.75%
-------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)              3.54%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)               6.00%
-------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                             Annual Report  | 13

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                            6/30/04
------------------------------------------
1-Year                              -4.46%
------------------------------------------
5-Year                              +4.20%
------------------------------------------
10-Year                             +5.34%
------------------------------------------


[GRAPHIC OMITTED]

CLASS A (7/1/94-6/30/04)

                    Franklin California   Lehman Brothers
                     Insured Tax-free      Municipal Bond
                        Income Fund           Index(6)          CPI(6)
        7/1/1994          $ 9,576            $ 10,000         $ 10,000
       7/31/1994          $ 9,744            $ 10,183         $ 10,027
       8/31/1994          $ 9,782            $ 10,218         $ 10,068
       9/30/1994          $ 9,655            $ 10,069         $ 10,095
      10/31/1994          $ 9,477             $ 9,890         $ 10,101
      11/30/1994          $ 9,317             $ 9,711         $ 10,115
      12/31/1994          $ 9,480             $ 9,924         $ 10,115
       1/31/1995          $ 9,797            $ 10,208         $ 10,155
       2/28/1995         $ 10,072            $ 10,505         $ 10,196
       3/31/1995         $ 10,145            $ 10,626         $ 10,230
       4/30/1995         $ 10,175            $ 10,638         $ 10,264
       5/31/1995         $ 10,454            $ 10,978         $ 10,284
       6/30/1995         $ 10,322            $ 10,882         $ 10,304
       7/31/1995         $ 10,387            $ 10,985         $ 10,304
       8/31/1995         $ 10,480            $ 11,124         $ 10,331
       9/30/1995         $ 10,546            $ 11,195         $ 10,351
      10/31/1995         $ 10,700            $ 11,357         $ 10,385
      11/30/1995         $ 10,899            $ 11,546         $ 10,378
      12/31/1995         $ 11,029            $ 11,657         $ 10,372
       1/31/1996         $ 11,096            $ 11,745         $ 10,432
       2/29/1996         $ 11,039            $ 11,666         $ 10,466
       3/31/1996         $ 10,874            $ 11,517         $ 10,520
       4/30/1996         $ 10,835            $ 11,484         $ 10,561
       5/31/1996         $ 10,840            $ 11,479         $ 10,581
       6/30/1996         $ 10,964            $ 11,605         $ 10,588
       7/31/1996         $ 11,060            $ 11,710         $ 10,608
       8/31/1996         $ 11,100            $ 11,707         $ 10,628
       9/30/1996         $ 11,253            $ 11,871         $ 10,662
      10/31/1996         $ 11,359            $ 12,005         $ 10,696
      11/30/1996         $ 11,531            $ 12,225         $ 10,716
      12/31/1996         $ 11,490            $ 12,173         $ 10,716
       1/31/1997         $ 11,485            $ 12,196         $ 10,750
       2/28/1997         $ 11,584            $ 12,308         $ 10,784
       3/31/1997         $ 11,437            $ 12,144         $ 10,811
       4/30/1997         $ 11,537            $ 12,246         $ 10,824
       5/31/1997         $ 11,685            $ 12,430         $ 10,818
       6/30/1997         $ 11,776            $ 12,562         $ 10,831
       7/31/1997         $ 12,098            $ 12,910         $ 10,845
       8/31/1997         $ 11,997            $ 12,789         $ 10,865
       9/30/1997         $ 12,128            $ 12,941         $ 10,892
      10/31/1997         $ 12,200            $ 13,024         $ 10,919
      11/30/1997         $ 12,271            $ 13,101         $ 10,912
      12/31/1997         $ 12,437            $ 13,292         $ 10,899
       1/31/1998         $ 12,560            $ 13,429         $ 10,919
       2/28/1998         $ 12,573            $ 13,433         $ 10,939
       3/31/1998         $ 12,586            $ 13,445         $ 10,959
       4/30/1998         $ 12,528            $ 13,384         $ 10,980
       5/31/1998         $ 12,704            $ 13,596         $ 11,000
       6/30/1998         $ 12,768            $ 13,650         $ 11,014
       7/31/1998         $ 12,792            $ 13,684         $ 11,027
       8/31/1998         $ 12,970            $ 13,895         $ 11,041
       9/30/1998         $ 13,169            $ 14,069         $ 11,054
      10/31/1998         $ 13,183            $ 14,068         $ 11,081
      11/30/1998         $ 13,238            $ 14,118         $ 11,081
      12/31/1998         $ 13,247            $ 14,153         $ 11,074
       1/31/1999         $ 13,355            $ 14,322         $ 11,101
       2/28/1999         $ 13,347            $ 14,259         $ 11,115
       3/31/1999         $ 13,380            $ 14,279         $ 11,149
       4/30/1999         $ 13,381            $ 14,314         $ 11,230
       5/31/1999         $ 13,317            $ 14,231         $ 11,230
       6/30/1999         $ 13,113            $ 14,027         $ 11,230
       7/31/1999         $ 13,124            $ 14,078         $ 11,264
       8/31/1999         $ 12,951            $ 13,965         $ 11,291
       9/30/1999         $ 12,962            $ 13,971         $ 11,345
      10/31/1999         $ 12,765            $ 13,819         $ 11,365
      11/30/1999         $ 12,865            $ 13,966         $ 11,372
      12/31/1999         $ 12,767            $ 13,862         $ 11,372
       1/31/2000         $ 12,668            $ 13,802         $ 11,405
       2/29/2000         $ 12,892            $ 13,962         $ 11,473
       3/31/2000         $ 13,206            $ 14,267         $ 11,568
       4/30/2000         $ 13,094            $ 14,183         $ 11,574
       5/31/2000         $ 13,039            $ 14,109         $ 11,588
       6/30/2000         $ 13,403            $ 14,483         $ 11,649
       7/31/2000         $ 13,575            $ 14,685         $ 11,676
       8/31/2000         $ 13,839            $ 14,911         $ 11,676
       9/30/2000         $ 13,805            $ 14,833         $ 11,736
      10/31/2000         $ 13,910            $ 14,995         $ 11,757
      11/30/2000         $ 14,027            $ 15,109         $ 11,764
      12/31/2000         $ 14,366            $ 15,482         $ 11,757
       1/31/2001         $ 14,448            $ 15,635         $ 11,831
       2/28/2001         $ 14,484            $ 15,685         $ 11,878
       3/31/2001         $ 14,614            $ 15,825         $ 11,905
       4/30/2001         $ 14,390            $ 15,654         $ 11,953
       5/31/2001         $ 14,546            $ 15,823         $ 12,007
       6/30/2001         $ 14,581            $ 15,928         $ 12,027
       7/31/2001         $ 14,810            $ 16,164         $ 11,993
       8/31/2001         $ 15,147            $ 16,431         $ 11,993
       9/30/2001         $ 15,098            $ 16,376         $ 12,047
      10/31/2001         $ 15,256            $ 16,571         $ 12,007
      11/30/2001         $ 15,194            $ 16,431         $ 11,986
      12/31/2001         $ 15,033            $ 16,275         $ 11,939
       1/31/2002         $ 15,227            $ 16,558         $ 11,966
       2/28/2002         $ 15,360            $ 16,757         $ 12,014
       3/31/2002         $ 15,011            $ 16,429         $ 12,081
       4/30/2002         $ 15,245            $ 16,750         $ 12,149
       5/31/2002         $ 15,343            $ 16,852         $ 12,149
       6/30/2002         $ 15,478            $ 17,030         $ 12,155
       7/31/2002         $ 15,652            $ 17,249         $ 12,169
       8/31/2002         $ 15,890            $ 17,456         $ 12,209
       9/30/2002         $ 16,356            $ 17,839         $ 12,230
      10/31/2002         $ 15,947            $ 17,543         $ 12,250
      11/30/2002         $ 15,905            $ 17,470         $ 12,250
      12/31/2002         $ 16,210            $ 17,839         $ 12,223
       1/31/2003         $ 16,129            $ 17,793         $ 12,277
       2/28/2003         $ 16,385            $ 18,042         $ 12,372
       3/31/2003         $ 16,420            $ 18,053         $ 12,446
       4/30/2003         $ 16,573            $ 18,172         $ 12,419
       5/31/2003         $ 16,974            $ 18,598         $ 12,399
       6/30/2003         $ 16,865            $ 18,519         $ 12,412
       7/31/2003         $ 16,188            $ 17,871         $ 12,426
       8/31/2003         $ 16,250            $ 18,004         $ 12,473
       9/30/2003         $ 16,643            $ 18,533         $ 12,514
      10/31/2003         $ 16,626            $ 18,440         $ 12,500
      11/30/2003         $ 16,876            $ 18,632         $ 12,466
      12/31/2003         $ 17,005            $ 18,786         $ 12,453
       1/31/2004         $ 17,121            $ 18,894         $ 12,514
       2/29/2004         $ 17,428            $ 19,178         $ 12,581
       3/31/2004         $ 17,341            $ 19,112         $ 12,662
       4/30/2004         $ 16,861            $ 18,659         $ 12,703
       5/31/2004         $ 16,775            $ 18,591         $ 12,777
       6/30/2004         $ 16,826            $ 18,659         $ 12,818

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS B                            6/30/04
------------------------------------------
1-Year                              -4.58%
------------------------------------------
3-Year                              +3.40%
------------------------------------------
Since Inception (2/1/00)            +5.76%
------------------------------------------

[GRAPHIC OMITTED]

CLASS B (2/1/00-6/30/04)

                    Franklin California   Lehman Brothers
                     Insured Tax-free      Municipal Bond
                        Income Fund           Index(6)          CPI(6)
        2/1/2000         $ 10,000            $ 10,000         $ 10,000
       2/29/2000         $ 10,166            $ 10,116         $ 10,059
       3/31/2000         $ 10,418            $ 10,337         $ 10,142
       4/30/2000         $ 10,317            $ 10,276         $ 10,148
       5/31/2000         $ 10,277            $ 10,223         $ 10,160
       6/30/2000         $ 10,559            $ 10,494         $ 10,213
       7/31/2000         $ 10,689            $ 10,640         $ 10,237
       8/31/2000         $ 10,892            $ 10,804         $ 10,237
       9/30/2000         $ 10,860            $ 10,747         $ 10,290
      10/31/2000         $ 10,946            $ 10,865         $ 10,308
      11/30/2000         $ 11,033            $ 10,947         $ 10,314
      12/31/2000         $ 11,294            $ 11,217         $ 10,308
       1/31/2001         $ 11,353            $ 11,328         $ 10,373
       2/28/2001         $ 11,377            $ 11,364         $ 10,415
       3/31/2001         $ 11,473            $ 11,466         $ 10,438
       4/30/2001         $ 11,301            $ 11,342         $ 10,480
       5/31/2001         $ 11,417            $ 11,464         $ 10,527
       6/30/2001         $ 11,440            $ 11,541         $ 10,545
       7/31/2001         $ 11,613            $ 11,712         $ 10,515
       8/31/2001         $ 11,872            $ 11,905         $ 10,515
       9/30/2001         $ 11,828            $ 11,865         $ 10,563
      10/31/2001         $ 11,946            $ 12,006         $ 10,527
      11/30/2001         $ 11,893            $ 11,905         $ 10,509
      12/31/2001         $ 11,771            $ 11,792         $ 10,468
       1/31/2002         $ 11,907            $ 11,997         $ 10,492
       2/28/2002         $ 12,014            $ 12,141         $ 10,533
       3/31/2002         $ 11,727            $ 11,903         $ 10,592
       4/30/2002         $ 11,913            $ 12,136         $ 10,652
       5/31/2002         $ 11,984            $ 12,210         $ 10,652
       6/30/2002         $ 12,084            $ 12,339         $ 10,658
       7/31/2002         $ 12,213            $ 12,498         $ 10,669
       8/31/2002         $ 12,393            $ 12,648         $ 10,705
       9/30/2002         $ 12,749            $ 12,925         $ 10,723
      10/31/2002         $ 12,426            $ 12,711         $ 10,741
      11/30/2002         $ 12,378            $ 12,658         $ 10,741
      12/31/2002         $ 12,618            $ 12,925         $ 10,717
       1/31/2003         $ 12,550            $ 12,892         $ 10,764
       2/28/2003         $ 12,742            $ 13,072         $ 10,847
       3/31/2003         $ 12,763            $ 13,080         $ 10,912
       4/30/2003         $ 12,876            $ 13,167         $ 10,889
       5/31/2003         $ 13,191            $ 13,475         $ 10,871
       6/30/2003         $ 13,090            $ 13,418         $ 10,883
       7/31/2003         $ 12,561            $ 12,948         $ 10,895
       8/31/2003         $ 12,603            $ 13,045         $ 10,936
       9/30/2003         $ 12,901            $ 13,428         $ 10,972
      10/31/2003         $ 12,881            $ 13,361         $ 10,960
      11/30/2003         $ 13,067            $ 13,500         $ 10,930
      12/31/2003         $ 13,172            $ 13,612         $ 10,918
       1/31/2004         $ 13,246            $ 13,690         $ 10,972
       2/29/2004         $ 13,486            $ 13,896         $ 11,031
       3/31/2004         $ 13,414            $ 13,847         $ 11,102
       4/30/2004         $ 13,028            $ 13,519         $ 11,137
       5/31/2004         $ 12,956            $ 13,470         $ 11,203
       6/30/2004         $ 12,805            $ 13,519         $ 11,238

14 |  Annual Report

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                            6/30/04
------------------------------------------
1-Year                              -1.73%
------------------------------------------
5-Year                              +4.53%
------------------------------------------
Since Inception (5/1/95)            +5.12%
------------------------------------------

[GRAPHIC OMITTED]

CLASS C (5/1/95-6/30/04)

                    Franklin California   Lehman Brothers
                     Insured Tax-free      Municipal Bond
                        Income Fund           Index(6)          CPI(6)
        5/1/1995         $ 10,000            $ 10,000         $ 10,000
       5/31/1995         $ 10,300            $ 10,319         $ 10,020
       6/30/1995         $ 10,165            $ 10,229         $ 10,039
       7/31/1995         $ 10,224            $ 10,326         $ 10,039
       8/31/1995         $ 10,318            $ 10,457         $ 10,066
       9/30/1995         $ 10,369            $ 10,523         $ 10,086
      10/31/1995         $ 10,524            $ 10,676         $ 10,118
      11/30/1995         $ 10,714            $ 10,853         $ 10,112
      12/31/1995         $ 10,835            $ 10,957         $ 10,105
       1/31/1996         $ 10,896            $ 11,040         $ 10,165
       2/29/1996         $ 10,835            $ 10,966         $ 10,197
       3/31/1996         $ 10,678            $ 10,825         $ 10,250
       4/30/1996         $ 10,634            $ 10,795         $ 10,290
       5/31/1996         $ 10,634            $ 10,791         $ 10,309
       6/30/1996         $ 10,750            $ 10,908         $ 10,316
       7/31/1996         $ 10,846            $ 11,007         $ 10,336
       8/31/1996         $ 10,871            $ 11,004         $ 10,355
       9/30/1996         $ 11,014            $ 11,158         $ 10,388
      10/31/1996         $ 11,113            $ 11,285         $ 10,421
      11/30/1996         $ 11,285            $ 11,491         $ 10,441
      12/31/1996         $ 11,230            $ 11,443         $ 10,441
       1/31/1997         $ 11,220            $ 11,464         $ 10,474
       2/28/1997         $ 11,320            $ 11,569         $ 10,507
       3/31/1997         $ 11,172            $ 11,415         $ 10,533
       4/30/1997         $ 11,254            $ 11,511         $ 10,546
       5/31/1997         $ 11,401            $ 11,684         $ 10,540
       6/30/1997         $ 11,484            $ 11,808         $ 10,553
       7/31/1997         $ 11,792            $ 12,136         $ 10,566
       8/31/1997         $ 11,688            $ 12,022         $ 10,586
       9/30/1997         $ 11,810            $ 12,164         $ 10,612
      10/31/1997         $ 11,873            $ 12,243         $ 10,639
      11/30/1997         $ 11,946            $ 12,315         $ 10,632
      12/31/1997         $ 12,092            $ 12,494         $ 10,619
       1/31/1998         $ 12,214            $ 12,623         $ 10,639
       2/28/1998         $ 12,211            $ 12,627         $ 10,658
       3/31/1998         $ 12,218            $ 12,638         $ 10,678
       4/30/1998         $ 12,166            $ 12,581         $ 10,698
       5/31/1998         $ 12,330            $ 12,780         $ 10,718
       6/30/1998         $ 12,386            $ 12,831         $ 10,731
       7/31/1998         $ 12,392            $ 12,863         $ 10,744
       8/31/1998         $ 12,558            $ 13,062         $ 10,757
       9/30/1998         $ 12,754            $ 13,224         $ 10,770
      10/31/1998         $ 12,752            $ 13,224         $ 10,797
      11/30/1998         $ 12,809            $ 13,270         $ 10,797
      12/31/1998         $ 12,802            $ 13,304         $ 10,790
       1/31/1999         $ 12,910            $ 13,462         $ 10,816
       2/28/1999         $ 12,896            $ 13,403         $ 10,829
       3/31/1999         $ 12,921            $ 13,422         $ 10,862
       4/30/1999         $ 12,915            $ 13,455         $ 10,941
       5/31/1999         $ 12,848            $ 13,377         $ 10,941
       6/30/1999         $ 12,646            $ 13,185         $ 10,941
       7/31/1999         $ 12,651            $ 13,233         $ 10,974
       8/31/1999         $ 12,479            $ 13,127         $ 11,001
       9/30/1999         $ 12,485            $ 13,132         $ 11,053
      10/31/1999         $ 12,291            $ 12,990         $ 11,073
      11/30/1999         $ 12,380            $ 13,128         $ 11,080
      12/31/1999         $ 12,281            $ 13,030         $ 11,080
       1/31/2000         $ 12,170            $ 12,974         $ 11,113
       2/29/2000         $ 12,378            $ 13,124         $ 11,178
       3/31/2000         $ 12,684            $ 13,411         $ 11,271
       4/30/2000         $ 12,571            $ 13,332         $ 11,277
       5/31/2000         $ 12,513            $ 13,263         $ 11,290
       6/30/2000         $ 12,854            $ 13,614         $ 11,350
       7/31/2000         $ 13,012            $ 13,803         $ 11,376
       8/31/2000         $ 13,258            $ 14,016         $ 11,376
       9/30/2000         $ 13,219            $ 13,943         $ 11,435
      10/31/2000         $ 13,324            $ 14,095         $ 11,455
      11/30/2000         $ 13,418            $ 14,202         $ 11,461
      12/31/2000         $ 13,734            $ 14,553         $ 11,455
       1/31/2001         $ 13,818            $ 14,697         $ 11,527
       2/28/2001         $ 13,846            $ 14,744         $ 11,573
       3/31/2001         $ 13,963            $ 14,876         $ 11,600
       4/30/2001         $ 13,743            $ 14,715         $ 11,646
       5/31/2001         $ 13,883            $ 14,873         $ 11,698
       6/30/2001         $ 13,911            $ 14,973         $ 11,718
       7/31/2001         $ 14,121            $ 15,194         $ 11,685
       8/31/2001         $ 14,434            $ 15,445         $ 11,685
       9/30/2001         $ 14,381            $ 15,393         $ 11,738
      10/31/2001         $ 14,523            $ 15,576         $ 11,698
      11/30/2001         $ 14,458            $ 15,445         $ 11,679
      12/31/2001         $ 14,299            $ 15,299         $ 11,633
       1/31/2002         $ 14,475            $ 15,564         $ 11,659
       2/28/2002         $ 14,594            $ 15,752         $ 11,705
       3/31/2002         $ 14,258            $ 15,443         $ 11,771
       4/30/2002         $ 14,471            $ 15,745         $ 11,837
       5/31/2002         $ 14,569            $ 15,841         $ 11,837
       6/30/2002         $ 14,678            $ 16,008         $ 11,843
       7/31/2002         $ 14,835            $ 16,214         $ 11,856
       8/31/2002         $ 15,064            $ 16,409         $ 11,896
       9/30/2002         $ 15,507            $ 16,768         $ 11,916
      10/31/2002         $ 15,104            $ 16,490         $ 11,935
      11/30/2002         $ 15,046            $ 16,422         $ 11,935
      12/31/2002         $ 15,337            $ 16,768         $ 11,909
       1/31/2003         $ 15,254            $ 16,726         $ 11,962
       2/28/2003         $ 15,487            $ 16,960         $ 12,054
       3/31/2003         $ 15,513            $ 16,970         $ 12,126
       4/30/2003         $ 15,649            $ 17,082         $ 12,100
       5/31/2003         $ 16,030            $ 17,482         $ 12,080
       6/30/2003         $ 15,908            $ 17,407         $ 12,093
       7/31/2003         $ 15,267            $ 16,798         $ 12,107
       8/31/2003         $ 15,318            $ 16,924         $ 12,153
       9/30/2003         $ 15,678            $ 17,421         $ 12,192
      10/31/2003         $ 15,654            $ 17,333         $ 12,179
      11/30/2003         $ 15,880            $ 17,514         $ 12,146
      12/31/2003         $ 16,006            $ 17,659         $ 12,133
       1/31/2004         $ 16,095            $ 17,760         $ 12,192
       2/29/2004         $ 16,386            $ 18,028         $ 12,258
       3/31/2004         $ 16,299            $ 17,965         $ 12,337
       4/30/2004         $ 15,831            $ 17,539         $ 12,377
       5/31/2004         $ 15,744            $ 17,476         $ 12,449
       6/30/2004         $ 15,802            $ 17,539         $ 12,488

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 6/30/04.

(4) Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/04.

(6) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                             Annual Report  | 15

FRANKLIN CALIFORNIA INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from federal and California personal income taxes through a portfolio consisting mainly of California municipal securities with an average weighted maturity (the time at which debt must be repaid) between 3 and 10 years.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin California Intermediate-Term
Tax-Free Income Fund
Based on Total Long-Term Investments as of 6/30/04

[THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

AAA             54.8%
AA               2.6%
A               15.8%
BBB             26.2%
BB               0.6%

* Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

This annual report for Franklin California Intermediate-Term Tax-Free Income Fund covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the year under review. The Fund's Class A share price, as measured by net asset value, declined from $11.74 on June 30, 2003, to $11.36 on June 30, 2004. The Fund's Class A shares paid dividends totaling 43.80 cents per share for the same period.(2) The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.72%, based on an annualization of the current 3.60 cent ($0.0360) per share monthly dividend and the maximum offering price of $11.62 on June 30, 2004. An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 6.31% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 44.


16 |  Annual Report
coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income dividends.

MANAGER'S DISCUSSION

The Fund was subject to bond calls during the 12 months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

Consistent with our strategy, we typically look to remain fully invested in a portfolio of bonds that maintain an average maturity of 3 to 10 years.
Municipal bond market yields generally increased during the reporting period. As a result, we focused on improving the potential for better income return in an attempt to increase the portfolio's book yield or distributable yield.

PORTFOLIO BREAKDOWN

Franklin California Intermediate-Term
Tax-Free Income Fund
6/30/04

-----------------------------------------------------
                                           % OF TOTAL
                                LONG-TERM INVESTMENTS
-----------------------------------------------------
General Obligation                              21.5%
-----------------------------------------------------
Tax-Supported                                   18.4%
-----------------------------------------------------
Hospital & Health Care                          14.4%
-----------------------------------------------------
Subject to Government Appropriations            13.2%
-----------------------------------------------------
Utilities                                       12.0%
-----------------------------------------------------
Prerefunded                                      5.8%
-----------------------------------------------------
Other Revenue                                    5.7%
-----------------------------------------------------
Transportation                                   3.9%
-----------------------------------------------------
Housing                                          3.1%
-----------------------------------------------------
Higher Education                                 2.0%
-----------------------------------------------------


                                                             Annual Report  | 17

DIVIDEND DISTRIBUTIONS*
Franklin California Intermediate-Term Tax-Free Income Fund
7/1/03-6/30/04

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                        ------------------------
MONTH                                                     CLASS A      CLASS C
--------------------------------------------------------------------------------
July                                                     3.70 cents   1.96 cents
--------------------------------------------------------------------------------
August                                                   3.65 cents   3.11 cents
--------------------------------------------------------------------------------
September                                                3.65 cents   3.11 cents
--------------------------------------------------------------------------------
October                                                  3.65 cents   3.11 cents
--------------------------------------------------------------------------------
November                                                 3.65 cents   3.11 cents
--------------------------------------------------------------------------------
December                                                 3.65 cents   3.11 cents
--------------------------------------------------------------------------------
January                                                  3.65 cents   3.11 cents
--------------------------------------------------------------------------------
February                                                 3.65 cents   3.11 cents
--------------------------------------------------------------------------------
March                                                    3.65 cents   3.10 cents
--------------------------------------------------------------------------------
April                                                    3.65 cents   3.10 cents
--------------------------------------------------------------------------------
May                                                      3.65 cents   3.10 cents
--------------------------------------------------------------------------------
June                                                     3.60 cents   3.05 cents
--------------------------------------------------------------------------------
TOTAL                                                   43.80 CENTS  36.08 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Thank you for your continued participation in Franklin California
Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


18 |  Annual Report

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------
CLASS A                                      CHANGE   6/30/04   6/30/03
-----------------------------------------------------------------------
Net Asset Value (NAV)                       -$ 0.38   $ 11.36   $ 11.74
-----------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
-----------------------------------------------------------------------
Dividend Income                  $ 0.4380
-----------------------------------------------------------------------

-----------------------------------------------------------------------
CLASS C                                      CHANGE   6/30/04   7/1/03
-----------------------------------------------------------------------
Net Asset Value (NAV)                       -$ 0.36   $ 11.37   $ 11.73
-----------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
-----------------------------------------------------------------------
Dividend Income                  $ 0.3608
-----------------------------------------------------------------------

PERFORMANCE

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL AND AGGREGATE TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------
CLASS A(1)                                           1-YEAR    5-YEAR         10-YEAR
------------------------------------------------------------------------------------------
Cumulative Total Return(2)                           +0.50%   +27.46%         +75.48%
------------------------------------------------------------------------------------------
Average Annual Total Return(3)                       -1.76%    +4.50%          +5.55%
------------------------------------------------------------------------------------------
   Distribution Rate(4)                      3.72%
------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)   6.31%
------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)              3.32%
------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)               5.63%
------------------------------------------------------------------------------------------

CLASS C                                                                 INCEPTION (7/1/03)
------------------------------------------------------------------------------------------
Cumulative Total Return(2)                                                     +0.11%
------------------------------------------------------------------------------------------
Aggregate Total Return(7)                                                      -0.85%
------------------------------------------------------------------------------------------
   Distribution Rate(4)                      3.22%
------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)   5.46%
------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)              2.87%
------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)               4.87%
------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                             Annual Report  | 19

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS A(1)                           6/30/04
--------------------------------------------
1-Year                                -1.76%
--------------------------------------------
5-Year                                +4.50%
--------------------------------------------
10-Year                               +5.55%
--------------------------------------------

[GRAPHIC OMITTED]

CLASS A (7/1/94-6/30/04)(1)

                                                Lehman Brothers
                   Franklin California             Municipal
                    Intermediate-Term            10-Year Bond
                  Tax-free Income Fund              Index(8)             CPI(8)
  7/1/1994               $  9,779                  $ 10,000            $ 10,000
 7/31/1994               $  9,927                  $ 10,168            $ 10,027
 8/31/1994               $  9,970                  $ 10,207            $ 10,068
 9/30/1994               $  9,877                  $ 10,070            $ 10,095
10/31/1994               $  9,754                  $  9,923            $ 10,101
11/30/1994               $  9,612                  $  9,735            $ 10,115
12/31/1994               $  9,695                  $  9,911            $ 10,115
 1/31/1995               $  9,905                  $ 10,167            $ 10,155
 2/28/1995               $ 10,167                  $ 10,455            $ 10,196
 3/31/1995               $ 10,280                  $ 10,596            $ 10,230
 4/30/1995               $ 10,293                  $ 10,609            $ 10,264
 5/31/1995               $ 10,588                  $ 10,946            $ 10,284
 6/30/1995               $ 10,481                  $ 10,878            $ 10,304
 7/31/1995               $ 10,617                  $ 11,037            $ 10,304
 8/31/1995               $ 10,784                  $ 11,187            $ 10,331
 9/30/1995               $ 10,869                  $ 11,259            $ 10,351
10/31/1995               $ 11,037                  $ 11,389            $ 10,385
11/30/1995               $ 11,195                  $ 11,541            $ 10,378
12/31/1995               $ 11,241                  $ 11,612            $ 10,372
 1/31/1996               $ 11,338                  $ 11,730            $ 10,432
 2/29/1996               $ 11,311                  $ 11,682            $ 10,466
 3/31/1996               $ 11,232                  $ 11,536            $ 10,520
 4/30/1996               $ 11,205                  $ 11,495            $ 10,561
 5/31/1996               $ 11,209                  $ 11,463            $ 10,581
 6/30/1996               $ 11,319                  $ 11,572            $ 10,588
 7/31/1996               $ 11,408                  $ 11,683            $ 10,608
 8/31/1996               $ 11,412                  $ 11,683            $ 10,628
 9/30/1996               $ 11,523                  $ 11,803            $ 10,662
10/31/1996               $ 11,646                  $ 11,953            $ 10,696
11/30/1996               $ 11,844                  $ 12,195            $ 10,716
12/31/1996               $ 11,806                  $ 12,140            $ 10,716
 1/31/1997               $ 11,843                  $ 12,188            $ 10,750
 2/28/1997               $ 11,923                  $ 12,302            $ 10,784
 3/31/1997               $ 11,818                  $ 12,138            $ 10,811
 4/30/1997               $ 11,910                  $ 12,227            $ 10,824
 5/31/1997               $ 12,069                  $ 12,400            $ 10,818
 6/30/1997               $ 12,173                  $ 12,537            $ 10,831
 7/31/1997               $ 12,468                  $ 12,889            $ 10,845
 8/31/1997               $ 12,394                  $ 12,764            $ 10,865
 9/30/1997               $ 12,510                  $ 12,926            $ 10,892
10/31/1997               $ 12,583                  $ 12,995            $ 10,919
11/30/1997               $ 12,644                  $ 13,055            $ 10,912
12/31/1997               $ 12,785                  $ 13,261            $ 10,899
 1/31/1998               $ 12,915                  $ 13,408            $ 10,919
 2/28/1998               $ 12,931                  $ 13,407            $ 10,939
 3/31/1998               $ 12,935                  $ 13,398            $ 10,959
 4/30/1998               $ 12,905                  $ 13,324            $ 10,980
 5/31/1998               $ 13,084                  $ 13,551            $ 11,000
 6/30/1998               $ 13,123                  $ 13,600            $ 11,014
 7/31/1998               $ 13,174                  $ 13,622            $ 11,027
 8/31/1998               $ 13,355                  $ 13,859            $ 11,041
 9/30/1998               $ 13,535                  $ 14,065            $ 11,054
10/31/1998               $ 13,551                  $ 14,071            $ 11,081
11/30/1998               $ 13,590                  $ 14,113            $ 11,081
12/31/1998               $ 13,617                  $ 14,157            $ 11,074
 1/31/1999               $ 13,765                  $ 14,374            $ 11,101
 2/28/1999               $ 13,720                  $ 14,245            $ 11,115
 3/31/1999               $ 13,746                  $ 14,238            $ 11,149
 4/30/1999               $ 13,761                  $ 14,276            $ 11,230
 5/31/1999               $ 13,666                  $ 14,176            $ 11,230
 6/30/1999               $ 13,461                  $ 13,912            $ 11,230
 7/31/1999               $ 13,549                  $ 14,005            $ 11,264
 8/31/1999               $ 13,503                  $ 13,954            $ 11,291
 9/30/1999               $ 13,556                  $ 14,001            $ 11,345
10/31/1999               $ 13,436                  $ 13,902            $ 11,365
11/30/1999               $ 13,551                  $ 14,054            $ 11,372
12/31/1999               $ 13,418                  $ 13,981            $ 11,372
 1/31/2000               $ 13,434                  $ 13,924            $ 11,405
 2/29/2000               $ 13,539                  $ 14,033            $ 11,473
 3/31/2000               $ 13,783                  $ 14,306            $ 11,568
 4/30/2000               $ 13,699                  $ 14,234            $ 11,574
 5/31/2000               $ 13,691                  $ 14,150            $ 11,588
 6/30/2000               $ 13,989                  $ 14,534            $ 11,649
 7/31/2000               $ 14,161                  $ 14,735            $ 11,676
 8/31/2000               $ 14,397                  $ 14,964            $ 11,676
 9/30/2000               $ 14,376                  $ 14,895            $ 11,736
10/31/2000               $ 14,458                  $ 15,047            $ 11,757
11/30/2000               $ 14,515                  $ 15,129            $ 11,764
12/31/2000               $ 14,742                  $ 15,485            $ 11,757
 1/31/2001               $ 14,917                  $ 15,685            $ 11,831
 2/28/2001               $ 14,961                  $ 15,711            $ 11,878
 3/31/2001               $ 15,018                  $ 15,845            $ 11,905
 4/30/2001               $ 14,849                  $ 15,649            $ 11,953
 5/31/2001               $ 15,027                  $ 15,819            $ 12,007
 6/30/2001               $ 15,097                  $ 15,914            $ 12,027
 7/31/2001               $ 15,276                  $ 16,132            $ 11,993
 8/31/2001               $ 15,537                  $ 16,407            $ 11,993
 9/30/2001               $ 15,513                  $ 16,384            $ 12,047
10/31/2001               $ 15,667                  $ 16,587            $ 12,007
11/30/2001               $ 15,548                  $ 16,373            $ 11,986
12/31/2001               $ 15,397                  $ 16,200            $ 11,939
 1/31/2002               $ 15,644                  $ 16,506            $ 11,966
 2/28/2002               $ 15,810                  $ 16,741            $ 12,014
 3/31/2002               $ 15,446                  $ 16,397            $ 12,081
 4/30/2002               $ 15,747                  $ 16,777            $ 12,149
 5/31/2002               $ 15,868                  $ 16,857            $ 12,149
 6/30/2002               $ 15,976                  $ 17,066            $ 12,155
 7/31/2002               $ 16,154                  $ 17,293            $ 12,169
 8/31/2002               $ 16,374                  $ 17,518            $ 12,209
 9/30/2002               $ 16,708                  $ 17,936            $ 12,230
10/31/2002               $ 16,323                  $ 17,610            $ 12,250
11/30/2002               $ 16,276                  $ 17,466            $ 12,250
12/31/2002               $ 16,585                  $ 17,848            $ 12,223
 1/31/2003               $ 16,466                  $ 17,753            $ 12,277
 2/28/2003               $ 16,720                  $ 18,059            $ 12,372
 3/31/2003               $ 16,716                  $ 18,068            $ 12,446
 4/30/2003               $ 16,827                  $ 18,203            $ 12,419
 5/31/2003               $ 17,199                  $ 18,724            $ 12,399
 6/30/2003               $ 17,078                  $ 18,634            $ 12,412
 7/31/2003               $ 16,461                  $ 17,852            $ 12,426
 8/31/2003               $ 16,602                  $ 18,005            $ 12,473
 9/30/2003               $ 17,051                  $ 18,611            $ 12,514
10/31/2003               $ 16,958                  $ 18,469            $ 12,500
11/30/2003               $ 17,100                  $ 18,668            $ 12,466
12/31/2003               $ 17,243                  $ 18,865            $ 12,453
 1/31/2004               $ 17,326                  $ 18,945            $ 12,514
 2/29/2004               $ 17,633                  $ 19,278            $ 12,581
 3/31/2004               $ 17,553                  $ 19,168            $ 12,662
 4/30/2004               $ 17,143                  $ 18,639            $ 12,703
 5/31/2004               $ 17,063                  $ 18,650            $ 12,777
 6/30/2004               $ 17,161                  $ 18,712            $ 12,818

AGGREGATE TOTAL RETURN(7)

--------------------------------------------
CLASS C                              6/30/04
--------------------------------------------
Since Inception (7/1/03)              -0.85%
--------------------------------------------

[GRAPHIC OMITTED]

CLASS C (7/1/03-6/30/04)

                                               Lehman Brothers
                   Franklin California             Municipal
                    Intermediate-Term            10-Year Bond
                  Tax-free Income Fund              Index(8)             CPI(8)
  7/1/2003          $   10,000                      $ 10,000           $ 10,000
 7/31/2003          $    9,641                      $  9,580           $ 10,011
 8/31/2003          $    9,719                      $  9,662           $ 10,049
 9/30/2003          $    9,977                      $  9,988           $ 10,082
10/31/2003          $    9,918                      $  9,911           $ 10,071
11/30/2003          $   10,005                      $ 10,018           $ 10,044
12/31/2003          $   10,084                      $ 10,124           $ 10,033
 1/31/2004          $   10,128                      $ 10,167           $ 10,082
 2/29/2004          $   10,302                      $ 10,345           $ 10,136
 3/31/2004          $   10,242                      $ 10,286           $ 10,201
 4/30/2004          $    9,998                      $ 10,002           $ 10,234
 5/31/2004          $    9,956                      $ 10,008           $ 10,294
 6/30/2004          $    9,915                      $ 10,042           $ 10,327


20 |  Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 6/30/04.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/04.

(7) Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class C shares have existed for less than one year, average annual total returns are not provided.

(8) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal 10-Year Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. It is the 10-year (8-12) component of the Municipal Bond Index. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                             Annual Report  | 21

FRANKLIN CALIFORNIA LIMITED-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Limited-Term Tax-Free Income Fund seeks to provide high, current income exempt from federal and California personal income taxes through a portfolio consisting mainly of California municipal securities with an average weighted maturity (the time at which debt must be repaid) of five years or less.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin California Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 6/30/04

        [PIE CHART]          AAA .........   87.3%
                             AA ..........    6.5%
                             A ...........    6.2%

* Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------

This annual report for Franklin California Limited-Term Tax-Free Income Fund covers the 10-month period since inception on September 2, 2003, through June 30, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the year under review. The Fund's Class A share price, as measured by net asset value, declined from $10.00 on September 2, 2003, to $9.91 on June 30, 2004. The Fund's Class A shares paid dividends totaling 9.68 cents per

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 53.


22 |  Annual Report
share for the same period.(2) The Performance Summary beginning on page 24 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 1.42%. An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 2.40% from a taxable investment to match the Fund's Class A tax-free distribution rate.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Shorter-term municipal bond market yields generally increased during the reporting period as economic data reflected improved labor conditions and continued U.S. economic growth. Near period-end, broad market perception indicated that the Federal Reserve Board might act to constrain inflation by raising the federal funds target rate. Consistent with our investment philosophy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated on the one- to two-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin California Limited-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

PORTFOLIO BREAKDOWN
Franklin California Limited-Term
Tax-Free Income Fund
6/30/04

-------------------------------------------------
                                      % OF TOTAL
                            LONG-TERM INVESTMENTS
-------------------------------------------------
General Obligation                          29.0%
-------------------------------------------------
Tax-Supported                               26.0%
-------------------------------------------------
Utilities                                   13.0%
-------------------------------------------------
Subject to Government
Appropriations                              10.1%
-------------------------------------------------
Other Revenue                                7.2%
-------------------------------------------------
Hospital & Health Care                       7.1%
-------------------------------------------------
Transportation                               5.6%
-------------------------------------------------
Higher Education                             2.0%
-------------------------------------------------

DIVIDEND DISTRIBUTIONS(2)
Franklin California Limited-Term
Tax-Free Income Fund - Class A
9/2/03-6/30/04

--------------------------------------------------
MONTH                          DIVIDEND PER SHARE
--------------------------------------------------
September                                      --
--------------------------------------------------
October                                1.00 cents*
--------------------------------------------------
November                               1.00 cents
--------------------------------------------------
December                               1.00 cents
--------------------------------------------------
January                                1.00 cents
--------------------------------------------------
February                               1.00 cents
--------------------------------------------------
March                                  1.17 cents
--------------------------------------------------
April                                  1.17 cents
--------------------------------------------------
May                                    1.17 cents
--------------------------------------------------
June                                   1.17 cents
--------------------------------------------------
TOTAL                                  9.68 CENTS
--------------------------------------------------

* Initial distribution; daily accrual began 9/22/03 and the first dividend was paid on 10/17/03.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                             Annual Report  | 23

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------
CLASS A                                                 CHANGE   6/30/04        9/2/03
---------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.09    $ 9.91       $ 10.00
---------------------------------------------------------------------------------------------
   DISTRIBUTIONS (9/2/03-6/30/04)
---------------------------------------------------------------------------------------------
   Dividend Income                           $ 0.0968
---------------------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A                                                                    INCEPTION (9/2/03)
---------------------------------------------------------------------------------------------
Cumulative Total Return(2)                                                       +0.06%
---------------------------------------------------------------------------------------------
Aggregate Total Return(3)                                                        +0.06%
---------------------------------------------------------------------------------------------
   Distribution Rate(4)                          1.42%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)       2.40%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                  2.17%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                   3.68%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


24 |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

[GRAPHIC OMITTED]

CLASS A (9/2/03-6/30/04)

                                                Lehman Brothers
                   Franklin California             Municipal
                      Limited-Term                5-Year Bond
                  Tax-free Income Fund              Index(8)            CPI(8)
  9/2/2003              $ 10,000                     $10,000          $ 10,000
 9/30/2003              $ 10,100                     $10,253          $ 10,033
10/31/2003              $ 10,040                     $10,186          $ 10,022
11/30/2003              $ 10,050                     $10,227          $  9,995
12/31/2003              $ 10,070                     $10,267          $  9,984
 1/31/2004              $ 10,100                     $10,316          $ 10,033
 2/29/2004              $ 10,170                     $10,442          $ 10,087
 3/31/2004              $ 10,142                     $10,398          $ 10,152
 4/30/2004              $ 10,033                     $10,190          $ 10,184
 5/31/2004              $  9,974                     $10,137          $ 10,244
 6/30/2004              $ 10,011                     $10,175          $ 10,276

                                          AGGREGATE TOTAL RETURN(3)

                                          --------------------------------------
                                          CLASS A                       6/30/04
                                          --------------------------------------
                                          Since Inception (9/2/03)        +0.06%
                                          --------------------------------------

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 1.23%. After 3/1/05, the fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Aggregate total return represents the change in value of an investment since inception. Since Class A shares have existed for less than one year, average annual total returns are not provided.

(4) Distribution rate is based on an annualization of the current 1.17 cent per share monthly dividend and the maximum offering price of $9.91 per share on 6/30/04.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/04.

(7) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal 5-Year Bond Index is a total return benchmark designed for municipal assets. It is the 5-year (4-6) component of the Municipal Bond Index. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                             Annual Report  | 25

FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Tax-Exempt Money Fund seeks to provide high, current income exempt from federal and California personal income taxes while seeking preservation of capital and liquidity through a portfolio consisting mainly of short-term municipal debt securities issued in California.(1) The Fund tries to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

This annual report for Franklin California Tax-Exempt Money Fund covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

With relatively steady, low interest rates, money market portfolio yields saw little change during the period. Largely as a result, Franklin California Tax-Exempt Money Fund's seven-day effective yield rose from 0.45% at the beginning of the period to 0.47% on June 30, 2004.

INVESTMENT STRATEGY

We invest predominantly in high quality, short-term municipal securities whose interest is free from federal income tax and California state personal income tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

MANAGER'S DISCUSSION

During the reporting period, the short-term municipal securities market remained relatively unchanged. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, averaged a rate of 0.98% for the year under review.(2)

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2) Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 57.


26 |  Annual Report

The Fund participated in several deals during the period under review including Sacramento County tax and revenue anticipation notes, California State commercial paper, J. Paul Getty Trust commercial paper, University of Southern California mandatory puts, and California State Economic Recovery variable rate demand notes.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

PERFORMANCE SUMMARY
Franklin California
Tax-Exempt Money Fund
6/30/04

Seven-day effective yield(1)   0.47%
------------------------------------
Seven-day annualized yield     0.46%
------------------------------------
Taxable equivalent yield(2)    0.79%
------------------------------------

(1)   The seven-day effective yield assumes the compounding of daily dividends.

(2) Taxable equivalent yield assumes the published rates as of 5/28/04 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 6/30/04. The Fund's average weighted maturity was 63 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                             Annual Report  | 27

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                                     ------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
CLASS A                                                 2004             2003            2002            2001            2000
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $     12.83     $     12.32     $     12.17     $     11.76     $     12.12
                                                     ------------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ......................           .56             .57             .59             .61             .61

   Net realized and unrealized gains (losses) ....          (.59)            .51             .15             .40            (.36)
                                                     ------------------------------------------------------------------------------
Total from investment operations .................          (.03)           1.08             .74            1.01             .25
                                                     ------------------------------------------------------------------------------

Less distributions from:

   Net investment income .........................          (.56)           (.57)           (.59)           (.60)           (.61)

   Net realized gains ............................            --              --              --              --              --(c)
                                                     ------------------------------------------------------------------------------
Total distributions ..............................          (.56)           (.57)           (.59)           (.60)           (.61)
                                                     ------------------------------------------------------------------------------
Net asset value, end of year .....................   $     12.24     $     12.83     $     12.32     $     12.17     $     11.76
                                                     ==============================================================================

Total return(b) ..................................          (.22)%          8.97%           6.15%           8.73%           2.24%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 1,698,669     $ 1,912,784     $ 1,789,914     $ 1,665,581     $ 1,558,857

Ratios to average net assets:

   Expenses ......................................           .61%            .61%            .61%            .61%            .60%

   Net investment income .........................          4.51%           4.50%           4.74%           5.00%           5.24%

Portfolio turnover rate ..........................         12.21%           9.79%          16.99%          10.09%          29.40%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   The fund made a capital gain distribution of $.0016.


28 |  ANNUAL REPORT

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                                 ---------------------------------------------------------------
                                                                                        YEAR ENDED JUNE 30,
CLASS B                                                             2004        2003         2002         2001         2000(c)
                                                                 ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................   $  12.88     $  12.37     $  12.21     $  11.78     $ 11.36
                                                                 ---------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ..................................        .50          .50          .53          .54         .23

   Net realized and unrealized gains (losses) ................       (.60)         .51          .15          .42         .42
                                                                 ---------------------------------------------------------------
Total from investment operations .............................       (.10)        1.01          .68          .96         .65
                                                                 ---------------------------------------------------------------
Less distributions from net investment income ................       (.49)        (.50)        (.52)        (.53)       (.23)
                                                                 ---------------------------------------------------------------
Net asset value, end of year .................................   $  12.29     $  12.88     $  12.37     $  12.21     $ 11.78
                                                                 ===============================================================

Total return(b) ..............................................       (.77)%       8.34%        5.62%        8.29%       5.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................   $ 77,169     $ 85,698     $ 56,303     $ 20,926     $ 1,884

Ratios to average net assets:

   Expenses ..................................................       1.16%        1.16%        1.16%        1.16%       1.16%(d)

   Net investment income .....................................       3.96%        3.95%        4.20%        4.42%       4.82%(d)

Portfolio turnover rate ......................................      12.21%        9.79%       16.99%       10.09%      29.40%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   For the period February 1, 2000 (effective date) to June 30, 2000.

(d)   Annualized.


                                                             Annual Report  | 29

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                             ------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
CLASS C                                                         2004          2003          2002          2001         2000
                                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $   12.93     $   12.41     $   12.26     $  11.84     $  12.20
                                                             ------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ..............................         .50           .50           .53          .54          .55

   Net realized and unrealized gains (losses) ............        (.60)          .52           .14          .41         (.36)
                                                             ------------------------------------------------------------------
Total from investment operations .........................        (.10)         1.02           .67          .95          .19
                                                             ------------------------------------------------------------------
Less distributions from:

   Net investment income .................................        (.49)         (.50)         (.52)        (.53)        (.55)

   Net realized gains ....................................          --            --            --           --           --(c)
                                                             ------------------------------------------------------------------
Total distributions ......................................        (.49)         (.50)         (.52)        (.53)        (.55)
                                                             ------------------------------------------------------------------
Net asset value, end of year .............................   $   12.34     $   12.93     $   12.41     $  12.26     $  11.84
                                                             ==================================================================

Total return(b) ..........................................        (.78)%        8.39%         5.51%        8.17%        1.66%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................   $ 120,610     $ 136,674     $ 108,802     $ 79,803     $ 67,395

Ratios to average net assets:

   Expenses ..............................................        1.16%         1.16%         1.16%        1.16%        1.16%

   Net investment income .................................        3.96%         3.95%         4.19%        4.45%        4.68%

Portfolio turnover rate ..................................       12.21%         9.79%        16.99%       10.09%       29.40%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   The fund made a capital gain distribution of $.0016.


30 |  See notes to financial statements. |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.5%
BONDS 91.3%
ABAG Finance Authority for Nonprofit Corps. COP,
   Lincoln Child Center Inc., California Mortgage
      Insured, 6.125%, 11/01/24 ..................................     $  2,055,000     $  2,201,439
   Lytton Gardens Inc., California Mortgage Insured,
      6.00%, 2/15/30 .............................................        3,500,000        3,589,740
   Odd Fellows Home, California Mortgage Insured, 6.00%,
      8/15/24 ....................................................        5,000,000        5,168,850
ABAG Finance Authority for Nonprofit Corps. Revenue,
   Poway RHF Housing Inc. Project, Series A, California
   Mortgage Insured, 5.375%, 11/15/25 ............................        5,145,000        5,134,916
   Sansum-Santa Barbara, Series A, California Mortgage
      Insured, 5.60%, 4/01/26 ....................................        2,750,000        2,736,057
ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA
   Insured, 6.60%, 12/15/24 ......................................       10,775,000       11,217,637
Alameda Power and Telecommunication Electric System
   Revenue, COP, MBIA Insured, 5.75%, 7/01/30 ....................        3,305,000        3,500,392
Alhambra City Elementary School District GO, Series A,
   FSA Insured, 5.60%, 9/01/24 ...................................        2,065,000        2,188,632
Alhambra COP, Police Facilities AD No. 91-1, AMBAC
   Insured, 6.75%, 9/01/23 .......................................       10,730,000       10,865,413
Anaheim PFAR, Local Agency, CFD, Refunding, Series A,
   MBIA Insured, Pre-Refunded,
      5.75%, 9/01/14 .............................................        3,790,000        3,887,782
Antelope Valley UHSD, GO, Series A, MBIA Insured,
   5.00%, 2/01/27 ................................................        5,000,000        4,953,100
Arcata Joint Powers Financing Authority Wastewater
   Revenue, FSA Insured, 5.80%, 12/01/22 .........................        1,080,000        1,183,313
Baldwin Park California RDA Tax Allocation, Refunding,
   FSA Insured, 5.70%, 9/01/25 ...................................        4,000,000        4,243,000
Barstow RDA Tax Allocation, Central Redevelopment
   Project, Series A, MBIA Insured, 6.25%, 9/01/22 ...............        2,000,000        2,053,280
Beaumont USD, COP, Refunding, Series A, FSA Insured,
   5.80%, 1/01/21 ................................................        1,500,000        1,631,910
Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%,
   8/01/20 .......................................................        1,000,000        1,086,200
Cabrillo Community College District GO, Series C,
   AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26 ..................        5,400,000        6,102,486
Calexico USD, CFD No. 1 Special Tax, AMBAC Insured,
   Pre-Refunded, 5.60%, 9/01/17 ..................................        2,930,000        3,262,555
California Community College Financing Authority Lease
   Revenue, Grossmont, Palomar and Shasta, Series A, MBIA
      Insured, 5.125%, 4/01/31 ...................................        3,030,000        3,032,636
California Educational Facilities Authority Revenue,
   Pomona College, Series B, 5.50%, 7/01/29 ......................        4,455,000        4,598,941
   Stanford University, Refunding, Series O, 5.125%,
      1/01/31 ....................................................       24,705,000       24,748,975
   Stanford University, Series N, 5.25%, 12/01/26 ................        6,450,000        6,515,209
   Stanford University, Series N, 5.35%, 6/01/27 .................       21,250,000       21,522,850
   Stanford University, Series N, 5.20%, 12/01/27 ................        6,000,000        6,041,880
   Student Loan Program, Series A, MBIA Insured, 6.00%,
      3/01/16 ....................................................        3,385,000        3,541,048
   University of Southern California, Refunding, Series
      C, 5.125%, 10/01/28 ........................................        3,845,000        3,852,575
California Health Facilities Financing Authority Revenue,
   Catholic Healthcare West, Refunding, Series A, MBIA
      Insured, 6.00%, 7/01/17 ....................................        5,000,000        5,424,000
   Catholic Healthcare West, Series A, 5.00%, 7/01/28 ............       15,000,000       13,654,500
   Catholic Healthcare, Refunding, 5.00%, 7/01/28 ................       10,000,000        9,151,800
   Community Health Facilities, Series A, California
      Mortgage Insured, 5.80%, 8/01/25 ...........................        1,220,000        1,245,547
   Kaiser Permanente, Series A, 5.40%, 5/01/28 ...................       15,400,000       15,848,756
   Kaiser Permanente, Series B, 5.00%, 10/01/18 ..................        5,000,000        5,217,150
   Kaiser Permanente, Series B, 5.00%, 10/01/20 ..................        4,000,000        4,142,080
   Marshall Hospital, Series A, California Mortgage
      Insured, 5.30%, 11/01/28 ...................................        3,325,000        3,223,122
   Northern California Presbyterian, 5.40%, 7/01/28 ..............        5,000,000        4,960,100
   Orange County Health Facility, Series A, California
      Mortgage Insured, 6.20%, 11/01/24 ..........................        3,435,000        3,660,130
   Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%,
      10/01/12 ...................................................        3,500,000        3,537,100


                                                             Annual Report  | 31

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Health Facilities Financing Authority Revenue, (cont.)
   Senior Living, Aldersly, Series A, California Mortgage
      Insured, 5.25%, 3/01/32 ....................................     $  2,000,000      $  1,910,100
   Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 .........        1,700,000         1,742,823
   Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 .........        4,000,000         3,823,520
   The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ................        5,000,000         5,041,650
   True to Life Children's Services, Series A, California
      Mortgage Insured, 5.625%, 9/01/25 ..........................        1,250,000         1,265,112
   UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%,
      11/15/28 ...................................................        9,530,000         9,293,465
California Infrastructure and Economic Development Bank Revenue,
   Bay Area Toll Bridges, First Lien, Series A, AMBAC
      Insured, 5.00%, 7/01/33 ....................................        8,460,000         8,307,466
California PCFA, PCR, Southern California Edison Co., Series C,
   MBIA Insured, 5.55%, 9/01/31 ..................................        4,800,000         4,881,744
California Public School District Financing Authority Lease
   Revenue, Southern Kern USD, Series B, FSA Insured, ETM,
      5.90%, 9/01/26  ............................................        1,615,000         1,818,587
California State Department of Water Resources Central Valley
   Project Revenue, Water System, Refunding, Series Q, MBIA
      Insured, 5.375%, 12/01/27 ..................................        1,000,000         1,017,700
California State Department of Water Resources Water Revenue,
   Series W, FSA Insured, 5.125%, 12/01/29 .......................        5,000,000         5,010,450
California State GO,
   5.00%, 10/01/27 ...............................................       30,790,000        29,760,998
   AMBAC Insured, 6.30%, 9/01/06 .................................        9,000,000         9,787,320
   FSA Insured, 5.50%, 9/01/29  ..................................       34,500,000        35,659,890
   MBIA Insured, 6.00%, 8/01/16 ..................................          210,000           214,811
   MBIA Insured, 6.00%, 10/01/21  ................................           65,000            65,645
   MBIA Insured, 5.00%, 8/01/29 ..................................       20,250,000        19,936,327
   Refunding, 5.125%, 6/01/31  ...................................       25,000,000        24,403,250
   Refunding, FGIC Insured, 5.375%, 6/01/26  .....................        5,000,000         5,072,550
California State Local Government Finance Authority Revenue, Marin
   Valley Mobile Country Club Park Acquisition, Senior Series A,
   FSA Insured, 5.80%, 10/01/20 ..................................        4,275,000         4,703,569
California State Public Works Board Lease Revenue, Department of
   Mental Health Hospital, Series A, AMBAC Insured, 5.00%,
      12/01/21 ...................................................        4,100,000         4,148,913
      12/01/26 ...................................................        5,675,000         5,532,898
California State University Foundation Revenue, Monterey Bay, MBIA
   Insured, 5.35%, 6/01/31 .......................................        2,000,000         2,033,340
California State University Fresno Auxiliary Residence Student
   Project Revenue, MBIA Insured, Pre-Refunded, 6.25%, 2/01/17 ...        1,500,000         1,557,300
California State University Los Angeles Auxiliary Services Inc.
   Revenue, MBIA Insured, 5.125%, 6/01/33 ........................        3,200,000         3,200,768
California State University Revenue and Colleges, Systemwide,
   Series A, AMBAC Insured, 5.00%, 11/01/33 ......................       22,000,000        21,599,820
California Statewide CDA,
   COP, California Mortgage Insured, 5.75%, 8/01/21 ..............        9,585,000         9,936,674
   COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .........       12,250,000        12,047,875
   COP, FSA Insured, 5.50%, 8/15/31 ..............................        7,000,000         7,290,220
   COP, Kaiser Permanente, 5.30%, 12/01/15 .......................        9,700,000        10,370,949
   COP, MBIA Insured, 5.00%, 4/01/18 .............................        3,000,000         3,091,920
   MFR, Silver Ridge Apartments, Series H, FNMA Insured, 5.80%,
      8/01/33 ....................................................        2,785,000         2,931,018


32 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Statewide CDA Revenue,
   Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ......     $  7,625,000      $  7,662,439
   COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%,
      8/15/22 ....................................................        5,000,000         5,104,350
   Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%,
      6/01/23 ....................................................        2,000,000         2,058,640
   Refunding, California Mortgage Insured, 5.00%, 8/01/21 ........        2,035,000         1,991,492
California Statewide CDA Water and Wastewater Revenue, Pooled
   Financing Program,
   Series A, FSA Insured, 5.00%, 10/01/32 ........................        9,320,000         9,085,322
   Series B, FSA Insured, 5.65%, 10/01/26 ........................        3,420,000         3,629,988
   Series B, FSA Insured, 5.75%, 10/01/29 ........................        1,465,000         1,562,584
Cambria Community Services District Revenue, COP, Wastewater
   Treatment System Upgrade, MBIA Insured, Pre-Refunded, 6.90%,
      11/01/24 ...................................................        1,000,000         1,038,010
Cambria Community Services District Water and Wastewater Revenue,
   Refunding, Series A, MBIA Insured, 6.00%, 5/01/15 .............        1,330,000         1,397,577
Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ....................        7,150,000         7,082,146
Castaic Lake Water Agency Revenue, COP, Series A, MBIA Insured,
   5.00%, 8/01/29 ................................................        8,000,000         7,842,880
Chaffey Community College District GO, Series A, FSA Insured,
   5.00%, 7/01/27  ...............................................        5,750,000         5,695,662
Chico PFAR, Merged Redevelopment Project Area, MBIA Insured,
   5.125%, 4/01/24  ..............................................        2,790,000         2,828,000
Chino Basin Regional Financing Authority Revenue, Municipal Water
   District, Sewer System Project, Refunding, AMBAC Insured,
      6.00%, 8/01/16 .............................................        2,000,000         2,045,820
Chula Vista Elementary School District GO, 1998 Election,
   Series F, MBIA Insured, 5.00%, 8/01/28 ........................        2,685,000         2,666,312
Chula Vista PFA Local Agency Revenue, Series 1995-A, FSA Insured,
   6.125%, 9/02/14 ...............................................        3,785,000         4,066,945
Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%,
   3/01/27 .......................................................        3,265,000         3,212,597
Coachella Valley Recreation and Park District Improvement Board
   Revenue 1915 Act, Reassessment District 94-1, MBIA Insured,
      Pre-Refunded, 6.20%, 9/02/16 ...............................        1,500,000         1,541,655
Compton USD, GO, Election of 2002, Series B, MBIA Insured, 5.00%,
   6/01/29 .......................................................        2,000,000         1,972,160
Contra Costa Mosquito Abatement District COP, Public Improvements
   Project, Refunding, FSA Insured, 6.25%, 2/01/06 ...............          560,000           561,758
Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
   4/15/25 .......................................................        5,355,000         5,390,450
   4/15/29 .......................................................        2,540,000         2,544,191
Coronado CDA Tax Allocation, Community Development Project, MBIA
   Insured, 5.375%, 9/01/26 ......................................        2,700,000         2,765,259
Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29         5,070,000         4,970,070
Culver City USD, GO, MBIA Insured,
   5.125%, 8/01/37 ...............................................          650,000           649,460
   5.20%, 8/01/38 ................................................        3,285,000         3,298,436
Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%,
   1/01/22 .......................................................        1,620,000         1,699,477
East Bay MUD Water System Revenue, Refunding, MBIA Insured,
   5.00%, 6/01/26 ................................................       14,000,000        13,925,520
El Dorado County Public Agency Financing Authority Revenue, FGIC
   Insured, 5.50%,
      2/15/16 ....................................................        2,250,000         2,387,115
      2/15/21 ....................................................        3,500,000         3,692,185
El Monte Water Authority Revenue, Water System Project, AMBAC
   Insured, 5.60%, 9/01/34 .......................................        1,800,000         1,887,426


                                                             Annual Report  | 33

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Escondido Joint Powers Financing Authority Lease Revenue, AMBAC
   Insured, 5.125%,
   9/01/30 .......................................................     $  3,770,000      $  3,774,675
Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .........       11,665,000        11,602,826
Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 . ....................        4,145,000         4,147,860
Fairfield Suisun USD, GO,
   Election of 2002, MBIA Insured, 5.00%, 8/01/25 ................        4,185,000         4,186,465
   MBIA Insured, 5.00%, 8/01/27 ..................................       12,000,000        11,886,120
Florin Resource Conservation District COP, Elk Grove Water
   Service, Refunding, Series A, MBIA Insured, 5.00%, 3/01/33 ....        5,000,000         4,873,350
Folsom COP, Central Business District Fire Station, MBIA Insured,
   5.125%, 10/01/26 ..............................................        2,030,000         2,042,464
Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien,
   Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 .............       66,735,000        65,003,227
Franklin-McKinley School District COP, Financing Project,
   Series A, AMBAC Insured, 5.125%, 9/01/27 ......................        2,765,000         2,775,839
Fremont UHSD Santa Clara County GO, Series C, FSA Insured, 5.00%,
   9/01/26 .......................................................       10,000,000         9,946,300
Fresno USD, GO,
   Refunding, Series C, MBIA Insured, 5.90%, 2/01/20 .............        2,065,000         2,383,526
   Refunding, Series C, MBIA Insured, 5.90%, 8/01/22 .............        3,000,000         3,450,900
   Series B, FSA Insured, ETM, 5.875%, 8/01/20 ...................        1,190,000         1,216,097
Fullerton University Foundation Auxiliary Organization Revenue,
   Series A, MBIA Insured, 5.75%,
      7/01/25 ....................................................        1,250,000         1,338,050
      7/01/30 ....................................................        1,000,000         1,061,800
Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ..........        2,750,000         2,887,142
Glendora PFAR, Tax Allocation, Project No. 1, Series A, MBIA
   Insured, 5.00%, 9/01/24 .......................................        5,000,000         5,014,250
Grant Joint UHSD, GO, FSA Insured, 5.00%, 8/01/26 ................        5,235,000         5,207,097
Grossmont UHSD, COP, FSA Insured, 5.75%, 9/01/26 .................        2,250,000         2,411,325
Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%,
   4/01/27 .......................................................        1,250,000         1,352,212
Hercules COP, Capital Improvement Projects, Refunding, AMBAC
   Insured, 6.00%, 6/01/15 . .....................................          125,000           127,356
Hollister RDA Tax Allocation, Community Development Project,
   Refunding, AMBAC Insured, 5.125%, 10/01/32 ....................       19,815,000        19,681,645
Huntington Beach City School District COP, MBIA Insured, 5.25%,
   7/01/29 .......................................................        1,795,000         1,816,953
Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA
   Insured, 6.45%,
      8/01/25 ....................................................        3,045,000         3,665,236
      8/01/29 ....................................................        3,075,000         3,713,062
Jurupa Community Services District Special Tax, CFD No. 2,
   Series A, AMBAC Insured, 5.00%, 9/01/32 .......................        7,000,000         6,824,020
Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ....................        1,600,000         1,721,888
Kern Community College District COP, Refunding, MBIA Insured,
   5.00%, 1/01/25 ................................................        7,800,000         7,803,042
Kern County High School District GO, FSA Insured, ETM, 6.625%,
   8/01/14 .......................................................        1,535,000         1,873,360
   8/01/15 .......................................................        1,400,000         1,717,576
Lakewood PFA Water Revenue, FGIC Insured, Pre-Refunded, 5.70%,
   4/01/16 .......................................................        2,485,000         2,614,965
Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured,
   6.70%, 8/01/26 ................................................        8,800,000         9,700,328
Lodi Electric System Revenue COP, Series A, MBIA Insured,
   Pre-Refunded, 5.50%, 1/15/32 ..................................        4,000,000         4,460,520


34 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23  ......................     $  2,150,000     $   2,172,682
Long Beach Bond Finance Authority Lease Revenue,
   Aquarium of The South Pacific, Refunding, AMBAC Insured,
      5.00%, 11/01/19 ............................................        4,000,000         4,114,880
   Aquarium of The South Pacific, Refunding, AMBAC Insured,
      5.00%, 11/01/26 ............................................       11,000,000        10,940,600
   Aquarium of The South Pacific, Refunding, AMBAC Insured,
      5.25%, 11/01/30 ............................................        2,000,000         2,013,240
   Public Safety Facilities Projects, AMBAC Insured, 5.00%,
      11/01/26 ...................................................        6,780,000         6,743,388
   Public Safety Facilities Projects, AMBAC Insured, 5.00%,
      11/01/31 ...................................................       10,500,000        10,254,615
Long Beach Bond Finance Authority Tax Allocation Revenue, North
   Long Beach Redevelopment Projects, Series A, AMBAC Insured, 5.00%,
      8/01/25 ....................................................       13,550,000        13,558,401
      8/01/31 ....................................................       12,000,000        11,721,120
Long Beach Harbor Revenue, MBIA Insured, 5.25%, 5/15/25 ..........       25,000,000        25,070,500
Long Beach University School District GO, Election 1999,
   Series C, MBIA Insured, 5.125%, 8/01/31 .......................       13,870,000        13,880,264
Los Angeles Community College District, Series B, FSA Insured,
   5.00%, 8/01/27 ................................................        4,000,000         3,962,040
Los Angeles Community College District GO, Series A, MBIA
   Insured, 5.00%, 6/01/26 .......................................        4,000,000         3,978,720
Los Angeles COP,
   Municipal Improvement Corp. MICLA AW, AMBAC Insured, 5.00%,
      6/01/27 ....................................................        5,895,000         5,839,174
   Real Property Program, MBIA Insured, 5.00%, 2/01/27 ...........        9,890,000         9,797,232
Los Angeles County COP, Antelope Valley Courthouse, Series A,
   AMBAC Insured, 5.25%,
      11/01/27 ...................................................        2,500,000         2,523,350
      11/01/33 ...................................................        2,500,000         2,517,175
Los Angeles County MTA Sales Tax Revenue, Proposition A, First
   Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27.       27,870,000        28,098,813
Los Angeles Harbor Department Revenue, Series B, MBIA Insured,
   6.20%, 8/01/25 ................................................        2,500,000         2,682,275
Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured,
   6.50%, 7/01/22 ................................................        1,945,000         1,935,645
Los Angeles Wastewater System Revenue, Refunding, MBIA, Insured,
   5.00%, 6/01/26 ................................................       10,000,000         9,946,800
Los Angeles Water and Power Revenue, Power System, Refunding,
   Series A, MBIA Insured, 5.00%, 7/01/24 ........................       12,000,000        12,047,160
Lynwood PFA Tax Allocation, Project Area A, Series A, FSA
   Insured, 5.85%, 9/01/18 .......................................        1,765,000         1,973,676
Lynwood PFA Water Revenue, Water System Improvement Project,
   MBIA Insured,
      5.85%, 6/01/22 .............................................          665,000           729,086
      5.90%, 6/01/29 .............................................        3,105,000         3,341,849
Marin Municipal Water District COP, Financing Project, AMBAC
   Insured, 5.00%, 7/01/29  ......................................        1,200,000         1,176,504
Mendocino County COP, Public Facilities Corp., MBIA Insured,
   5.25%, 6/01/30 ................................................        2,680,000         2,705,755
Menlo Park CDA Tax Allocation, Las Pulgas Community Development
   Project, Refunding, AMBAC Insured, 5.375%, 6/01/22 ............       10,000,000        10,451,500
Metropolitan Water District Southern California Waterworks
   Revenue,
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 .......        6,525,000         7,075,971
      Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......        2,500,000         2,661,575
Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%,
   3/01/24 .......................................................        1,025,000         1,120,099
Modesto Irrigation District COP, Capital Improvements, Series A,
   FSA Insured, 5.00%,
      7/01/26 ....................................................        5,000,000         4,973,550
      7/01/31 ....................................................        8,285,000         8,152,274
Modesto Wastewater Treatment Facility Revenue, MBIA Insured,
   5.75%, 11/01/22 ...............................................       14,375,000        15,597,162
Montebello Community RDA Tax Allocation,
   Housing, Series A, FSA Insured, 5.45%, 9/01/19 ................        1,100,000         1,173,612
   Montebello Hills Redevelopment Project, Refunding, MBIA
      Insured, 5.60%, 3/01/19 ....................................        2,460,000         2,562,336


                                                             Annual Report  | 35

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Montebello COP, Capital Improvement Project, Refunding, FSA
   Insured, 5.375%, 11/01/26 ....................................      $  8,715,000      $  8,940,544
Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
   5.00%, 8/01/26 ................................................        4,000,000         3,952,440
Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 . ..............        3,840,000         4,001,741
Mount Diablo USD,
   CFD No. 1, Special Tax, FSA Insured, 6.00%, 8/01/24 ...........        1,000,000         1,054,860
   CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.75%,
      8/01/15 ....................................................        1,000,000         1,072,100
   CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.75%,
      8/01/16 ....................................................        2,270,000         2,428,923
   CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.375%,
      8/01/19 ....................................................        7,290,000         7,631,245
   GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 ............        6,025,000         6,025,843
Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 ...........        2,380,000         2,341,515
Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .....................        2,535,000         2,521,387
Nevada Irrigation District Revenue COP, Cascade Bench Flume
   Project, MBIA Insured, 5.50%, 1/01/17 .........................        4,600,000         4,933,592
Nevada Joint UHSD, Series A, FSA Insured, 5.00%, 8/01/26 .........        1,295,000         1,288,098
Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA
   Insured, 5.625%, 3/01/30 ......................................        1,000,000         1,048,990
North City West School Facilities Financing Authority Special
   Tax, Refunding, Series B, FSA Insured,
      5.75%, 9/01/15 .............................................        1,260,000         1,367,201
      6.00%, 9/01/19 .............................................        2,500,000         2,724,025
Northern California Public Power Agency Revenue, AMBAC Insured,
   Pre-Refunded, 7.50%, 7/01/23 ..................................        3,200,000         4,186,912
Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC
   Insured, Pre-Refunded, 6.00%, 1/01/29 .........................       10,000,000        11,360,900
Oceanside COP,
   AMBAC Insured, 5.20%, 4/01/23 .................................        2,500,000         2,572,275
   Oceanside Civic Center Project, Refunding, MBIA Insured,
      5.75%, 8/01/15 .............................................        1,000,000         1,057,170
   Wastereuse Association Finance Project, Series A, AMBAC Insured,
      Pre-Refunded, 6.50%, 10/01/17 ..............................        2,180,000         2,204,569
Oroville PFA Tax Allocation Revenue, Oroville Redevelopment
   Project No. 1, AMBAC Insured,
      5.90%, 9/15/21 .............................................        1,245,000         1,322,949
      6.10%, 9/15/23 .............................................        2,865,000         3,042,258
Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured,
   6.00%, 5/01/16 ................................................        5,000,000         5,237,150
Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 .........        3,615,000         3,814,078
Palm Springs Financing Authority Lease Revenue, Convention Center
   Project, Refunding, Series A, MBIA Insured, 5.00%,
      11/01/25 ...................................................        2,295,000         2,282,928
Paramount USD, COP, Master Lease Program, FSA Insured,
   Pre-Refunded, 6.30%, 9/01/26 ..................................        4,750,000         5,097,130
Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .........        1,130,000         1,227,236
Pasadena Area Community College District GO, Election of 2002,
   Series A, FGIC Insured, 5.00%, 6/01/28 ........................        4,000,000         3,955,800
Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 .........        1,000,000         1,020,040
Peralta Community College District GO, Election of 2000, Series B,
   MBIA Insured, 5.25%, 8/01/32 ..................................        8,450,000         8,521,571
Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%,
   8/15/23 .......................................................        4,000,000         4,074,040
Placer County COP,
   Administrative and Emergency Services, MBIA Insured, 5.65%,
      6/01/24 ....................................................        4,000,000         4,254,880
   Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%,
      10/01/21 ...................................................        3,745,000         3,870,233


36 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ......     $  2,350,000      $  2,463,951
Plumas County COP, Capital Improvement Program, Series A, AMBAC
   Insured, 5.00%, 6/01/33 .......................................        3,280,000         3,220,796
Porterville COP, Sewer System Refining Project, Refunding, AMBAC
   Insured, 5.25%, 10/01/23 ......................................        3,000,000         3,063,000
Poway RDA Tax Allocation,
   Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ..        9,195,000         9,087,418
   Refunding, MBIA Insured, 5.75%, 6/15/33 .......................       11,475,000        12,248,530
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
   Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ...............        2,000,000         2,008,000
   Refunding, FSA Insured, 5.25%, 9/01/20 ........................        2,500,000         2,605,100
Redding Joint Powers Financing Authority Lease Revenue, Civic
   Center Project, Series A, MBIA Insured,
      5.75%, 3/01/19 .............................................        3,090,000         3,339,332
      5.25%, 3/01/26 .............................................           75,000            75,763
Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ....        3,000,000         2,971,620
Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA
   Insured, 5.85%, 11/01/30 ......................................        3,975,000         4,258,219
Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%,
   11/01/27 ......................................................        3,000,000         3,248,130
Riverside RDA Lease Revenue, Series A, AMBAC Insured,
   Pre-Refunded,
      6.375%, 10/01/23 ...........................................       12,540,000        12,943,788
      6.50%, 10/01/24 ............................................        2,000,000         2,065,000
Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 ...........        5,685,000         5,789,718
Sacramento Area Flood Control Agency Special Assessment,
   Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 ...............        1,000,000         1,093,470
   Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ......        1,475,000         1,612,868
   Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ......        2,690,000         2,904,743
Sacramento City Financing Authority Revenue,
   Capital Improvement, Series A, AMBAC Insured, 5.00%,
      12/01/26 ...................................................        8,395,000         8,349,835
   Capital Improvement, Series A, AMBAC Insured, 5.00%,
      12/01/32 . .................................................       21,500,000        20,957,770
   City Hall and Redevelopment Projects, Series A, FSA Insured,
      5.00%, 12/01/28 ............................................       10,000,000         9,888,300
Sacramento County Airport System Revenue, Series A, MBIA Insured,
   6.00%, 7/01/17 ................................................        5,920,000         6,325,106
Salida Area Public Facilities Financing Agency CFD No. 1988-1
   Special Tax, FSA Insured, 5.75%, 9/01/30 ......................        3,435,000         3,651,336
Salida USD, COP, Financing Project, AMBAC Insured, 5.375%,
   5/01/26 .......................................................        1,645,000         1,651,202
Salinas Monterey Street Parking Structure A COP, 4.75%, 9/01/33 ..        4,755,000         4,421,865
San Bernardino County COP, 1997 Public Improvement Financing
   Project, MBIA Insured, 5.25%, 10/01/25 ........................        7,000,000         7,098,490
San Buenaventura Public Facilities Financing Authority Lease
   Revenue, Refunding, FSA Insured, 5.75%, 6/01/14 ...............        2,250,000         2,365,695
San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 .....        2,110,000         2,217,652
San Diego IDR, San Diego Gas and Electric, Custodial Receipts,
Series A, AMBAC Insured, 6.40%, 9/01/18 ..........................        1,650,000         1,668,892
San Diego Public Facilities Financing Authority Sewer Revenue,
   Series B, FGIC Insured, 5.25%, 5/15/27 ........................        2,950,000         3,010,563


                                                             Annual Report  | 37

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Francisco BART District Sales Tax Revenue,
   FGIC Insured, 5.50%, 7/01/26 ..................................     $  6,500,000      $  6,857,305
   FGIC Insured, 5.50%, 7/01/34 ..................................       12,000,000        12,578,640
   Refunding, AMBAC Insured, 5.00%, 7/01/28 ......................        8,000,000         7,911,760
San Francisco City and County Airport Commission International
   Airport Revenue,
      Issue 11, Second Series, FGIC Insured, Pre-Refunded, 6.00%,
         5/01/11 .................................................        2,105,000         2,199,936
      Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%,
         5/01/25 .................................................        6,400,000         6,696,768
San Francisco City and County Airports Commission International
   Airport Revenue,
      Refunding, Second Series-28A, MBIA Insured, 5.125%,
         5/01/24 .................................................        9,745,000         9,753,576
         5/01/27 .................................................       16,575,000        16,149,520
San Francisco City and County Public Utilities Commission Water
      Revenue, Refunding, Series A, FSA Insured, 5.00%, 11/01/31 .        3,885,000         3,822,141
San Francisco Community College District GO, Series A, FGIC
   Insured, 5.00%, 6/15/26 .......................................        6,000,000         5,968,140
San Francisco State University Foundation Inc. Auxiliary
   Organization, Housing, Revenue, MBIA Insured, 5.00%,
      9/01/31 ....................................................       13,415,000        13,102,431
San Gabriel USD, COP, Facilities Development Program, Series A,
   FSA Insured, Pre-Refunded, 6.00%, 9/01/15 .....................        1,000,000         1,069,670
San Joaquin Hills Transportation Corridor Agency Toll Road
   Revenue,
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .........       18,075,000        18,208,032
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..........       11,860,000        11,883,483
      senior lien, MBIA Insured, 5.00%, 1/01/33 ..................       10,035,000         9,782,018
San Jose Financing Authority Lease Revenue, Civic Center Project,
   Refunding, Series B, AMBAC Insured, 5.00%, 6/01/32 ............       30,015,000        29,481,633
   Series B, AMBAC Insured, 5.00%, 6/01/27 .......................       10,000,000         9,905,300
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured,
   5.875%, 3/01/33 ...............................................        3,500,000         3,641,225
San Juan USD, GO, Election of 1998, Series A, MBIA Insured,
   5.00%, 8/01/28 ................................................        5,115,000         5,058,326
San Leandro COP, Library and Fire Stations Financing, AMBAC
   Insured, 5.75%, 11/01/29 ......................................        5,000,000         5,386,150
San Marcos Public Facilities Authority Revenue, Senior Tax
   Increment Project Area-3-A, MBIA Insured,
      5.75%, 10/01/29 ............................................        5,340,000         5,722,558
      5.80%, 10/01/30 ............................................        7,800,000         8,352,240
San Mateo GO, Library Improvement Project, Series A, AMBAC
   Insured, 5.25%, 8/01/30 .......................................        5,790,000         5,894,046
San Ramon COP, Central Park Expansion Project, FSA Insured,
   Pre-Refunded, 7.20%, 2/01/25 ..................................        5,110,000         5,233,458
Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ........        5,555,000         5,502,894
Santa Clara County Financing Authority Lease Revenue, Refunding,
   Series A, AMBAC Insured, 5.00%, 11/15/22 ......................        3,950,000         3,994,122
Santa Cruz County COP, Sub-Joint Wastewater Treatment Project,
   AMBAC Insured, 6.20%, 9/01/19 .................................          475,000           483,384
Santa Fe Springs PFA Water Revenue, Series A, MBIA Insured, 5.90%,
   5/01/21 .......................................................          900,000           973,962
   5/01/26 .......................................................        1,190,000         1,273,371
Santa Monica Community College District GO, Series B, AMBAC
   Insured, 5.75%, 7/01/20 .......................................        1,495,000         1,576,044
Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%,
   9/01/31 .......................................................        4,000,000         4,003,680


38 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Santa Rosa Wastewater Service Facilities District Revenue,
   Refunding and Improvement,
      AMBAC Insured, 6.00%, 7/02/15 ..............................     $  2,000,000      $  2,316,180
Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured,
   5.70%, 12/01/30 ...............................................        3,455,000         3,714,712
Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...............        2,400,000         2,569,392
South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ..........        3,155,000         3,177,274
South San Francisco COP, 5.00%, 4/01/29 ..........................        2,000,000         1,920,340
Southern Mono Health Care District GO, Series A, MBIA Insured,
   5.00%, 8/01/24 ................................................        3,005,000         3,001,124
Southern Public Power Authority Power Projects Revenue,Series A,
   AMBAC Insured, 5.00%, 7/01/33 .................................       29,000,000        28,263,400
Stanislaus County Board of Education COP, FSA Insured, 5.70%,
   9/01/24 .......................................................        2,000,000         2,143,160
Stockton Port District Port Facilities Revenue, Refunding and
   Improvement, Series B,
      FSA Insured, 5.90%, 7/01/12 ................................        3,035,000         3,338,288
Stockton Revenue COP, Wastewater System Project, Refunding,
   Series A, MBIA Insured, 5.00%, 9/01/23 ........................        6,500,000         6,554,340
Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ....................        3,000,000         3,165,600
Tahoe-Truckee Joint USD, GO, Series B, FGIC Insured, 5.95%,
   9/01/20 .......................................................        3,620,000         3,959,918
Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured,
   Pre-Refunded, 5.75%, 8/01/20 ..................................        4,340,000         4,925,857
Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured,
   6.75%, 11/01/20 ...............................................        2,000,000         2,071,740
Thousand Oaks RDA Tax Allocation, Thousand Oaks Boulevard
   Redevelopment, Refunding,
      MBIA Insured, 5.375%, 12/01/25 .............................        2,390,000         2,455,940
Tri-City Hospital District Revenue,
   MBIA Insured, 6.00%, 2/01/22 ..................................        2,350,000         2,357,849
   Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ............        2,750,000         2,922,948
Truckee PFA Lease Revenue, Series A, AMBAC Insured, 6.00%,
   11/01/30 ......................................................        1,990,000         2,170,712
Turlock Auxiliary Organization Revenue COP, California State
   University, Stanislaus Foundation,
      MBIA Insured, 5.875%, 6/01/22 ..............................        2,000,000         2,166,300
Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ..........        6,855,000         7,206,250
Union City CRDA, Tax Allocation Revenue, Community Redevelopment
   Project, AMBAC Insured, 5.75%, 10/01/32 .......................       14,100,000        15,216,297
University of California Revenue,
   Multiple Purpose Projects, Series H, FGIC Insured,
      5.50%, 9/01/28 .............................................        2,500,000         2,618,325
   Multi Purpose Projects, Series M, FGIC Insured,
      5.125%, 9/01/30 ............................................        8,720,000         8,732,295
   Multi Purpose, Series K, 5.00%, 9/01/23 .......................        3,160,000         3,161,454
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment
   Projects, FSA Insured, 5.00%, 9/01/31 .........................        5,095,000         4,940,112
Vallejo Revenue, Water Improvement Project, Refunding, Series A,
   FSA Insured, 5.875%, 5/01/26 ..................................       12,500,000        13,428,250
Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 .............        5,000,000         5,101,950
Washington Township Health Care District Revenue,
   5.00%, 7/01/18 ................................................        2,000,000         1,992,020
   5.125%, 7/01/23 ...............................................          450,000           442,224
Washington USD, GO, Yolo County Election of 1999, Series A, FGIC
   Insured, 5.375%, 8/01/25 ......................................        2,045,000         2,103,528
Waugh School District Special Tax GO, Corona/Ely CFD No. 1,
   AMBAC Insured, 5.80%, 9/01/26 .................................        5,640,000         5,933,675


                                                             Annual Report  | 39

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                     PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
West Basin Municipal Water District Revenue COP,
   1992 Project, Refunding, Series A, AMBAC Insured, 5.50%,
      8/01/17 ....................................................     $  3,370,000      $     3,628,445
Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 ................        2,500,000            2,515,500
West Sacramento Financing Authority Revenue, MBIA Insured,
   Pre-Refunded, 6.25%, 9/01/16 ..................................        4,185,000            4,300,925
Westlands Water District Revenue COP, MBIA Insured, 5.00%, 9/01/29       11,775,000           11,542,915
William S. Hart Joint School Financing Authority Special Tax
   Revenue, Community Facilities,Refunding, FSA Insured,
      6.60%, 9/01/18 .............................................        1,285,000            1,374,642
Windsor Joint Powers Financing Authority Wastewater Revenue,
   Refunding, Series A, AMBAC Insured, 6.125%, 12/15/12 ..........          750,000              779,318
Woodland Finance Authority Lease Revenue, Capital Projects,
   Refunding, XLCA Insured, 5.00%, 3/01/32 .......................        6,340,000            6,181,944
Yucaipa-Sweetwater School Facilities Financing Authority Special
Tax Revenue, Sweetwater, Series A, MBIA Insured,
   5.70%, 9/01/19 ................................................        4,000,000            4,231,640
                                                                                         ---------------
TOTAL BONDS (COST $1,658,307,667) ................................                         1,730,547,569
                                                                                         ---------------
ZERO COUPON/STEP-UP BONDS 8.2%
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series
   A, FGIC Insured, 8/01/25 ......................................        9,045,000            2,678,586
Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
   zero cpn. to 10/01/12,
      5.25% thereafter, 10/1/21 ..................................       64,660,000           42,195,176
      5.45% thereafter, 10/1/25 ..................................       25,000,000           15,753,500
Alhambra City Elementary School District GO, Capital
Appreciation, Election of 1999, Series B,
   FGIC Insured, 9/01/27 .........................................        3,035,000              818,691
California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 .        2,465,000            1,753,453
Corona-Norco USD, GO,
   Series B, FSA Insured, 9/01/23 ................................        2,320,000              822,231
   Series B, FSA Insured, 9/01/24 ................................        2,620,000              867,587
   Series B, FSA Insured, 3/01/25 ................................        1,400,000              442,092
   Series C, FGIC Insured, 9/01/25 ...............................        4,655,000            1,429,504
   Series C, FGIC Insured, 9/01/26 ...............................        6,080,000            1,746,845
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital
   Appreciation, Refunding, MBIA Insured,
      1/15/17 ....................................................       20,000,000           10,319,400
      1/15/18 ....................................................       25,000,000           12,126,000
      1/15/19 ....................................................        5,970,000            2,717,007
Fullerton School District GO, Capital Appreciation, Series A,
   FGIC Insured, 8/01/23 .........................................        3,030,000            1,078,710
Grossmont UHSD, GO, Capital Appreciation, Election of 2004, FSA
   Insured, 8/01/24 ..............................................        5,110,000            1,683,387
Lancaster School District GO, Capital Appreciation, Election of
   1999, MBIA Insured,
      8/01/25 ....................................................        5,495,000            1,695,318
      7/01/26 ....................................................        5,965,000            1,729,969
Newark USD, GO, Capital Appreciation,
   Series B, FGIC Insured, 8/01/24 ...............................        9,905,000            3,126,910
   Series C, FSA Insured, 8/01/22 ................................        2,165,000              783,600
   Series C, FSA Insured, 8/01/23 ................................        2,465,000              831,321
   Series C, FSA Insured, 8/01/24 ................................        2,560,000              809,344
   Series C, FSA Insured, 8/01/25 ................................        2,705,000              801,059


40 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

    -----------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                   PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON/STEP-UP BONDS (CONT.)
    Patterson Joint USD, GO, Series A, FGIC Insured,
       8/01/22 .......................................................   $  1,900,000     $       724,185
       8/01/23 .......................................................      1,985,000             706,680
       8/01/24 .......................................................      2,075,000             690,270
       8/01/25 .......................................................      2,170,000             669,488
       8/01/26 .......................................................      2,265,000             653,815
    San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .     28,405,000          10,877,127
    San Gabriel USD GO, Capital Appreciation Bonds, Series A, FSA
       Insured,
          8/01/26 ....................................................      3,530,000           1,018,970
          2/01/27 ....................................................      1,850,000             515,780
    San Joaquin Hills Transportation Corridor Agency Toll Road
       Revenue, Capital Appreciation,
          Refunding, Series A, MBIA Insured, 1/15/26 .................     13,155,000           3,915,454
    San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ..............      6,080,000           1,884,557
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA
       Insured, 4/01/24 ..............................................     14,245,000           4,826,206
    Southern Kern USD, COP, Convertible Capital Appreciation Building
       Program, Series B, FSA Insured, 9/01/26 .......................      2,250,000           2,065,995
    Southern Mono Health Care District Revenue, Capital Appreciation
       Bonds, Series A, MBIA Insured,
          8/01/28 ....................................................      2,340,000             579,992
          8/01/29 ....................................................      2,440,000             569,350
          8/01/30 ....................................................      2,550,000             560,031
          8/01/31 ....................................................      2,660,000             549,742
    Union Elementary School District GO, Capital Appreciation,
       Series A, FGIC Insured, 9/01/24 ...............................      2,000,000             662,280
       Series B, FGIC Insured, 9/01/25 ...............................      5,500,000           1,688,995
       Series B, FGIC Insured, 9/01/26 ...............................      5,850,000           1,680,764
    Vista USD, GO, Capital Appreciation, Series A, FSA Insured,
       8/01/26 .......................................................      7,150,000           2,063,919
       2/01/27 .......................................................      4,795,000           1,336,846
    Western Placer USD Financing Corp. COP, Convertible Capital
       Appreciation, zero cpn. to 11/01/05, 5.55% thereafter,
          11/01/30 ...................................................     11,890,000          11,073,869
                                                                                          ---------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $151,146,868) ..............                        155,524,005
                                                                                          ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,809,454,535) ................                      1,886,071,574
                                                                                          ---------------
    SHORT TERM INVESTMENT (COST $300,000)
    BOND
(a) Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
       Series A, Weekly VRDN and Put, 1.09%, 10/01/26 ................        300,000             300,000
                                                                                          ---------------
    TOTAL INVESTMENTS (COST $1,809,754,535) 99.5% ....................                      1,886,371,574
    OTHER ASSETS, LESS LIABILITIES  5% ...............................                         10,076,525
                                                                                          ---------------
    NET ASSETS 100.0% ................................................                    $ 1,896,448,099
                                                                                          ===============

See glossary of terms on page 61.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                      Annual Report  |  See notes to financial statements.  | 41

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                      ----------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
CLASS A                                                 2004        2003        2002        2001        2000
                                                      ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $   11.74   $   11.41   $   11.25   $   10.92   $   11.02
                                                      ----------------------------------------------------------
Income from investment operations:
   Net investment income(a) .......................         .44         .44         .47         .51         .52
   Net realized and unrealized gains (losses) .....        (.38)        .34         .17         .34        (.10)
                                                      ----------------------------------------------------------
Total from investment operations ..................         .06         .78         .64         .85         .42
Less distributions from net investment income .....        (.44)       (.45)       (.48)       (.52)       (.52)
                                                      ----------------------------------------------------------
Net asset value, end of year ......................   $   11.36   $   11.74   $   11.41   $   11.25   $   10.92
                                                      ==========================================================

Total return(b) ...................................         .50%       6.92%       5.80%       7.86%       3.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................   $ 384,196   $ 414,558   $ 324,061   $ 224,156   $ 186,880
Ratios to average net assets:
   Expenses .......................................         .67%        .68%        .68%        .60%        .60%
   Expenses excluding waiver and payments by
      affiliate ...................................         .67%        .68%        .70%        .72%        .74%
   Net investment income ..........................        3.76%       3.80%       4.13%       4.56%       4.79%
Portfolio turnover rate ...........................       17.36%       9.56%      12.05%       8.02%      10.29%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


42 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                      -------------
                                                        YEAR ENDED
CLASS C                                               JUNE 30, 2004
                                                      -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................      $ 11.73
                                                         --------
Income from investment operations:
   Net investment income(a) .......................          .37
   Net realized and unrealized gains (losses) .....         (.36)
                                                         --------
Total from investment operations ..................          .01
Less distributions from net investment income .....         (.37)
                                                         --------
Net asset value, end of year ......................      $ 11.37
                                                         ========

Total return(b) ...................................          .11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................      $ 9,142
Ratios to average net assets:
   Expenses .......................................         1.22%
   Net investment income ..........................         3.21%
Portfolio turnover rate ...........................        17.36%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.


                      Annual Report  |  See notes to financial statements.  | 43

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.0%
BONDS 89.4%
ABAG Finance Authority for Nonprofit Corps. COP,
   Partner North County Health Project, 5.50%, 3/01/06 ..................................     $   330,000       $   340,223
   Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 ...............       3,000,000         3,088,680
ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association,
   Series C,
      5.125%, 3/01/18 ...................................................................       2,695,000         2,631,479
      5.25%, 3/01/19 ....................................................................       1,315,000         1,288,595
ABAG Revenue, Refunding, Series A-E,
   5.00%, 9/15/06 .......................................................................         595,000           609,458
   5.05%, 9/15/07 .......................................................................         610,000           624,640
   5.40%, 9/15/14 .......................................................................       2,455,000         2,505,008
ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
   5.00%, 10/01/10 ......................................................................       3,035,000         3,293,885
Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
   8/01/14 ..............................................................................       1,330,000         1,350,588
Antelope Valley UHSD, GO, Series A, MBIA Insured,
   4.50%, 8/01/13 .......................................................................       1,230,000         1,287,810
   4.625%, 8/01/14 ......................................................................       1,250,000         1,306,962
Antioch PFA, Reassessment Revenue, sub. lien, Series B,
   5.20%, 9/02/05 .......................................................................       1,985,000         2,036,431
   5.40%, 9/02/07 .......................................................................       1,105,000         1,147,719
Brentwood Infrastructure Financing Authority Revenue, Refunding, Series A, FSA Insured,
   4.00%, 9/02/17 .......................................................................       1,500,000         1,406,505
Burbank Electric Revenue, MBIA Insured, 4.00%, 6/01/12 ..................................       1,000,000         1,018,990
Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ...............       2,500,000         2,548,350
Burbank Water and Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ........................       1,000,000         1,029,160
Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ..................       5,045,000         5,061,396
California Educational Facilities Authority Revenue,
   Pooled College and University Projects, Series B, 6.125%, 4/01/13 ....................       1,000,000         1,070,270
   Stanford University, Refunding, Series R, 4.00%, 11/01/11 ............................       1,000,000         1,032,650
California Health Facilities Financing Authority Revenue,
   Kaiser Permanente, Series B, 5.25%, 10/01/13 .........................................       5,000,000         5,333,650
   Kaiser Permanente, Series B, 5.25%, 10/01/14 .........................................       2,000,000         2,121,340
   Kaiser Permanente, Series B, 5.25%, 10/01/16 .........................................       3,850,000         4,065,061
   Paradise Valley Estates, California Mortgage Insured, 3.875%, 1/01/09 ................       1,555,000         1,559,758
   Paradise Valley Estates, California Mortgage Insured, 4.125%, 1/01/10 ................       1,000,000         1,007,570
   Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/11 .................       1,480,000         1,553,467
   Paradise Valley Estates, California Mortgage Insured, 4.375%, 1/01/12 ................       1,000,000         1,000,310
   Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/13 .................       1,815,000         1,894,025
   Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/14 .................       1,635,000         1,689,789
   Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ....................       3,750,000         4,065,600
   The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 .....................       1,350,000         1,371,938
   The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 ......................       1,200,000         1,228,308
California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 ......         995,000         1,021,139
California State Department of Water Resources Central Valley Project Revenue, Water
   System, Refunding, Series S, 5.00%, 12/01/19 .........................................       4,000,000         4,074,120


44 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California State Department of Water Resources Power Supply Revenue, Series A,
   5.50%, 5/01/12 .......................................................................     $ 2,000,000      $ 2,202,440
   5.125%, 5/01/18 ......................................................................       2,500,000        2,586,775
California State Department Water Resources Water Revenue, Central Valley Project,
   Series Z, FGIC Insured, 3.50%, 12/01/12 ..............................................       5,000,000        4,921,100
California State GO,
   5.25%, 2/01/14 .......................................................................       4,000,000        4,298,320
   5.25%, 6/01/16 .......................................................................       2,000,000        2,055,680
   Refunding, 5.00%, 12/01/05 ...........................................................       7,000,000        7,293,860
   Refunding, 4.00%, 2/01/10 ............................................................       6,900,000        7,052,007
   Refunding, 5.00%, 11/01/12 ...........................................................       2,000,000        2,134,860
   Refunding, MBIA Insured, 5.00%, 2/01/18 ..............................................       1,175,000        1,209,251
   Veterans, Series B, 5.00%, 12/01/12 ..................................................       2,000,000        2,008,880
   Veterans, Series B, 5.25%, 12/01/15 ..................................................       2,310,000        2,344,073
   Veterans, Series B, 5.375%, 12/01/16 .................................................         605,000          616,072
California State Public Works Board Lease Revenue,
   Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ...............       1,325,000        1,334,461
   Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ..............       1,555,000        1,663,555
California Statewide CDA Revenue,
   Insured Health Facilities, Jewish Home, 5.00%, 11/15/18 ..............................       3,000,000        2,999,820
   Kaiser Permanente, Series I, Mandatory Put, 5/01/11, 3.45%, 4/01/35 ..................       5,000,000        4,748,050
   Mission Community, California Mortgage Insured, 4.40%, 11/01/10 ......................       1,100,000        1,126,158
   Mission Community, California Mortgage Insured, 4.50%, 11/01/11 ......................       1,145,000        1,172,194
   Viewpoint School, 4.50%, 10/01/17 ....................................................         460,000          424,796
   Viewpoint School, 4.75%, 10/01/18 ....................................................         480,000          450,758
California Statewide CDA, COP,
   California Lutheran Homes, ETM, 5.375%, 11/15/06 .....................................       1,000,000        1,072,790
   Kaiser Permanente, 5.30%, 12/01/15 ...................................................       2,000,000        2,138,340
   St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ............................       1,005,000        1,065,923
   St. Joseph Health System, Refunding, 5.00%, 7/01/12 ..................................       2,180,000        2,275,637
Central Joint Powers Health Financing Authority COP, Community Hospitals of Central
   California,
      5.125%, 2/01/13 ...................................................................       1,375,000        1,386,536
      5.25%, 2/01/14 ....................................................................       1,435,000        1,445,633
      5.75%, 2/01/16 ....................................................................       1,585,000        1,631,916
Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General
   Project, Refunding, MBIA Insured, 5.00%, 7/01/17 .....................................       2,000,000        2,073,600
Cerritos Community College District COP, AMBAC Insured, 4.00%, 9/01/13 ..................       1,000,000        1,007,390
Cerritos PFAR, Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 3.00%,
   11/01/11 .............................................................................       2,585,000        2,455,905
Chaffey Community College District COP, 5.10%, 9/01/13 ..................................       1,860,000        2,058,908
Clovis MFR, Refunding, FNMA Insured, 5.10%, 11/01/30 ....................................       4,105,000        4,241,204
Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ...............................       1,000,000        1,016,750
Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
   5.20%, 9/02/04 .......................................................................         885,000          887,451
   5.40%, 9/02/06 .......................................................................         505,000          505,843
Colma 1915 Act Special Assessment, Local ID No. 1, Refunding,
   5.30%, 9/02/04 .......................................................................         545,000          546,766
   5.40%, 9/02/05 .......................................................................         570,000          571,864

                                                             Annual Report  | 45

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Commerce Joint Powers Financing Authority Water Facilities Lease Revenue, Refunding,
   Series A, 5.75%, 10/01/04 ...........................................................    $     470,000     $    474,959
Compton Community College District GO, Series 2004-A, MBIA Insured, 4.25%, 7/01/16 .....        1,025,000        1,020,234
Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
   5.00%, 9/01/08 ......................................................................        4,340,000        4,598,013
   5.50%, 9/01/15 ......................................................................        1,180,000        1,200,048
Contra Costa Community College District GO, Election 2002, FGIC Insured, 4.75%,
   8/01/18 .............................................................................        2,450,000        2,499,294
Contra Costa County Public Financing Lease Revenue, Refunding, Series B, MBIA Insured,
   4.00%, 6/01/13 ......................................................................        1,065,000        1,073,595
Corona PFA, Lease Revenue, City Hall Project, Series B, MBIA Insured,
   3.75%, 9/01/13 ......................................................................        1,000,000          986,240
   4.00%, 9/01/14 ......................................................................        1,210,000        1,207,943
Danville Financing Authority Revenue, Sycamore Valley, Reassessment District No. 93-2,
   5.80%, 9/02/04 ......................................................................          725,000          729,778
Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
   10/01/16 ............................................................................        4,930,000        5,144,603
Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital Health
   Services Corp., Refunding, California Mortgage Insured, 5.75%, 7/01/12 ..............        1,195,000        1,209,878
Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%,
   11/01/17 ............................................................................          905,000          966,775
Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%,
   5/01/12 .............................................................................          600,000          644,664
Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
   10/01/17 ............................................................................        1,275,000        1,335,422
Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
   1/15/16 .............................................................................        1,000,000        1,040,990
Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 4.25%, 9/01/13 .............        1,310,000        1,343,549
Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
   Project, 5.00%, 4/01/12 .............................................................        2,390,000        2,455,821
Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
   9/01/12 .............................................................................        1,955,000        2,034,979
Garden Grove Agency Community Development, Tax Allocation, Garden Grove Community
   Project, Refunding, AMBAC Insured, 4.25%, 10/01/13 ..................................        2,025,000        2,074,673
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.00%,
   6/01/12 .............................................................................        1,500,000        1,549,350
Hi Desert Memorial Health Care District Revenue, Refunding,
   5.10%, 10/01/06 .....................................................................          615,000          613,413
   5.125%, 10/01/07 ....................................................................          650,000          645,275
Hollister RDA Tax Allocation, Community Development Project, Series 1994,
   5.45%, 10/01/04 .....................................................................          550,000          555,550
   5.55%, 10/01/05 .....................................................................          585,000          603,966
Huntington Beach City School District GO, Series A, FGIC Insured, 5.00%, 8/01/18 .......        1,245,000        1,286,110
Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B,
   AMBAC Insured,
      4.00%, 8/01/13 ...................................................................        1,500,000         1,513,620
      4.125%, 8/01/14 ..................................................................        2,140,000         2,156,885
      4.25%, 8/01/15 ...................................................................        2,080,000         2,092,397
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
   Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 .................................        1,000,000         1,113,760


46 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Irvine 1915 Act Special Assessment, AD No. 00-18,
      Group 2, 4.375%, 9/02/10 ............................................................    $     885,000     $    881,885
      Group 2, 4.70%, 9/02/12 .............................................................        1,475,000        1,469,970
      Group 2, 4.80%, 9/02/13 .............................................................        1,175,000        1,169,771
      Group 2, 5.125%, 9/02/17 ............................................................        1,705,000        1,673,713
      Group 3, 4.75%, 9/02/15 .............................................................        1,000,000          973,760
      Group 3, 5.00%, 9/02/17 .............................................................        1,000,000          974,540
   Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
      1/01/18 .............................................................................        1,735,000        1,803,567
   La Palma Community Development Commission Tax Allocation, La Palma Community
      Development Project No. 1, Refunding, 5.80%, 6/01/05 ................................          160,000          164,102
   La Quinta RDA Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured,
      5.40%, 9/01/07 ......................................................................          560,000          591,858
   Lake Elsinore PFA, Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 .........        1,500,000        1,524,645
         Series A, 5.00%, 9/01/09 .........................................................        1,755,000        1,831,746
   Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ............        1,000,000        1,078,260
   Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ........        2,000,000        2,135,540
   Lancaster RDA Tax Allocation,
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 ..................           45,000           45,133
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 ..................           50,000           50,137
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 .....................           70,000           70,214
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 .....................           75,000           75,205
   Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 ...........................        1,415,000        1,328,487
   Lemon Grove CDA, Tax Allocation, 1998 Refunding,
      5.00%, 8/01/06 ......................................................................          555,000          577,666
      5.10%, 8/01/07 ......................................................................          205,000          215,990
      5.20%, 8/01/08 ......................................................................          215,000          227,492
   Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series
      A, 3.00%, 8/15/12 ...................................................................        4,525,000        4,229,518
   Los Angeles County MTA Sales Tax Revenue, First Tier Proposition A, Refunding, Series A,
      FSA Insured, 5.00%, 7/01/15 .........................................................        5,345,000        5,598,620
   Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
      Series A, FSA Insured, 5.00%, 10/01/17 ..............................................        1,000,000        1,043,530
   Los Angeles USD, GO, Refunding, MBIA Insured, 5.25%, 7/01/13 ...........................        3,500,000        3,860,850
   Los Angeles Wastewater System Revenue, Series A, FGIC Insured, 5.00%, 6/01/14 ..........        1,075,000        1,127,826
      Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ......................          565,000          591,193
   M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
      4.25%, 7/01/11 ......................................................................        5,055,000        5,281,767
      5.00%, 7/01/18 ......................................................................        1,000,000        1,029,680
   Metropolitan Water District Southern California GO, Waterworks, Refunding, Series B,
      4.125%, 3/01/13 .....................................................................        1,000,000        1,017,140
      4.25%, 3/01/14 ......................................................................        1,000,000        1,016,190
      4.30%, 3/01/15 ......................................................................        1,000,000        1,009,170
(a)Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
      8/01/17 .............................................................................        2,000,000        2,101,700
      8/01/18 .............................................................................        2,300,000        2,401,706
   Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 ......................................        1,585,000        1,609,869


                                                             Annual Report  | 47

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Moulton-Niguel Water District GO, Refunding,
   AMBAC Insured, 4.00%, 9/01/12 .......................................................    $   2,930,000     $  2,987,135
   Consolidated, AMBAC Insured, 5.00%, 9/01/16 .........................................        1,000,000        1,055,360
Murrieta COP, Road Improvement Project, 6.00%,
   4/01/07 .............................................................................          235,000          251,915
   4/01/08 .............................................................................          245,000          262,635
Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ...........................        1,040,000        1,066,458
Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ....................................         1,000,000        1,019,200
North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
   FSA Insured, 5.625%, 9/01/08 ........................................................          500,000          543,670
Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
   5.375%, 8/15/12 .....................................................................        1,500,000        1,610,325
Orange County CFD Special Tax,
   No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14  ...................................        1,000,000          989,600
   No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15  ...................................        1,000,000          952,510
   No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16  ...................................        1,285,000        1,219,594
   No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17  ...................................        1,000,000          980,060
   No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18  ...................................        1,000,000          986,100
Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
   6.00%, 2/15/06 ......................................................................          500,000          532,555
Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08  ....................        1,500,000        1,675,650
Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured,
   5.125%, 12/01/12 ....................................................................        1,435,000        1,490,520
Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ...............................        1,000,000          998,010
Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, 5.00%, 8/01/16 .........        1,500,000        1,575,825
Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
   6.375%, 8/01/11 .....................................................................          855,000          944,818
Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 4.75%, 8/01/18 ...        1,050,000        1,075,305
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
   5.35%, 12/01/16 .....................................................................        1,000,000        1,049,000
Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 4.50%,
   6/15/14  ............................................................................        4,595,000        4,724,395
Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ...........        2,500,000        2,742,750
Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
   Refunding, Series B, ETM, 5.35%, 5/15/13 ............................................        2,000,000        2,163,840
Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B, FNMA
   Insured, 5.625%, 7/01/29 ............................................................          995,000        1,060,471
Riverside RDA Lease Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/16 .......        1,025,000          977,778
Riverside USD, GO, Election, Series A, FGIC Insured, 4.00%, 2/01/13 ....................        1,000,000        1,008,650
San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09          2,000,000        2,194,320
San Clemente 1915 Act, AD No. 85-1, Refunding, 5.20%, 9/02/04 ..........................          460,000          461,421
San Francisco City and County Airports Commission International Airport Revenue, Issue
   30, Refunding, Second Series, XLCA Insured, 4.00%, 5/01/14  .........................        2,500,000        2,475,850
San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12  ...        3,650,000        3,929,481
San Joaquin County COP,
   General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ...................        1,000,000        1,034,390
   Solid Waste System Facilities Projects, MBIA Insured, 4.00%, 4/01/12 ................        2,925,000        2,969,636
   Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ................        1,340,000        1,400,675
San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12          4,735,000        4,898,121


48 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Marcos Public Facilities Authority Revenue,
   Senior Tax Increment Project Area-3-A, MBIA Insured, 4.50%, 10/01/04 ................     $     495,000    $    498,792
   Senior Tax Increment Project Area-3-A, MBIA Insured, 5.30%, 10/01/11 ................           350,000         389,473
   Tax Increment Project Area-3-A, MBIA Insured, 4.70%, 10/01/05 .......................           595,000         616,878
   Tax Increment Project Area-3-A, MBIA Insured, 5.10%, 10/01/09 .......................           515,000         564,404
Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13  .....................         1,405,000       1,438,453
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 ...         1,720,000       1,760,024
Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects,
   Refunding, Series A, AMBAC Insured, 4.50%, 5/15/12 ..................................         2,900,000       3,005,647
Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
   4.00%, 5/01/12 ......................................................................           525,000         533,762
   4.25%, 5/01/14 ......................................................................           840,000         851,382
   4.25%, 5/01/15 ......................................................................           875,000         879,078
   4.25%, 11/01/15  ....................................................................           670,000         673,122
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
   Project, Series A, 5.50%, 1/01/06 ...................................................           650,000         677,203
South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities
   Project, Refunding, FSA Insured, 3.25%, 8/01/11  ....................................         1,000,000         978,370
South Gate PFA,
   Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%,
      9/01/16 ..........................................................................         2,000,000       2,110,720
   Water Revenue, Refunding, Series A, FGIC Insured, 5.35%, 10/01/07 ...................           995,000       1,086,809
   Water Revenue, Refunding, Series A, FGIC Insured, 5.45%, 10/01/08 ...................         1,040,000       1,150,635
Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding, Series A,
   5.35%, 12/01/09 .....................................................................           385,000         406,706
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
   FSA Insured, 5.75%, 7/01/11 .........................................................         1,295,000       1,438,628
Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11  ............         1,525,000       1,539,106
Sunline Transport Agency COP, Transport Finance Corp., Series B, 5.75%, 7/01/06  .......           445,000         457,175
Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12  .....................................         1,000,000       1,029,960
Temecula Valley USD, Series E, FSA Insured, Pre-Refunded, 5.65%, 9/01/07  ..............           370,000         394,305
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
   Asset Back Bonds, Series B,
      4.25%, 6/01/09 ...................................................................           880,000         816,974
      4.375%, 6/01/10  .................................................................         1,665,000       1,510,038
      4.50%, 6/01/11 ...................................................................         1,540,000       1,382,704
      4.60%, 6/01/12 ...................................................................         1,760,000       1,536,902
      4.70%, 6/01/13 ...................................................................         1,500,000       1,296,555
      4.80%, 6/01/14 ...................................................................           725,000         620,905


                                                             Annual Report  | 49

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%,
   6/01/12 .............................................................................    $   1,000,000     $  1,059,260
University of California Revenues,
   Multiple Purpose Projects N, FGIC Insured, 4.00%, 9/01/12 ...........................        1,380,000        1,404,012
   Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 ........................        3,645,000        3,821,892
Virgin Islands PFAR, senior lien,
   Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12  ..............................        4,150,000        4,352,852
   Refunding, Series A, 5.30%, 10/01/11 ................................................        1,000,000        1,049,410
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
   4.875%, 7/01/06  ....................................................................        2,000,000        2,065,900
   5.00%, 7/01/09 ......................................................................        2,000,000        2,083,160
West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 .......................        1,875,000        1,911,263
Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
   6/01/11 .............................................................................        1,060,000        1,105,803
   6/01/12 .............................................................................        2,225,000        2,322,277
   6/01/13 .............................................................................        2,335,000        2,411,121
Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
   5.00%, 9/01/15 ......................................................................        1,080,000        1,148,926
   5.25%, 9/01/20 ......................................................................        1,325,000        1,393,052
                                                                                                              ------------
TOTAL BONDS (COST $344,466,312) ........................................................                       351,726,325
                                                                                                              ------------

ZERO COUPON/STEP-UP BONDS 6.6%
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien,
   Refunding, Series A, AMBAC Insured, 10/01/17  .......................................       10,000,000        5,187,900
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC Insured,
   8/01/15 .............................................................................        4,600,000        2,741,692
   8/01/16 .............................................................................        4,670,000        2,615,854
Conejo Valley USD, GO, Election 1998, Series C, FSA Insured, 8/01/17  ..................        2,500,000        1,316,100
Montebello USD, GO, Capital Appreciation, FGIC Insured,
   8/01/18 .............................................................................        1,455,000          722,306
   8/01/19 .............................................................................        1,480,000          689,857
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
   Redevelopment Projects, Series A, 8/01/17 ...........................................        3,825,000        1,885,572
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
   Refunding, Series A, 1/15/16 ........................................................        3,000,000        2,489,430
Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, 8/01/14  ..................        3,125,000        1,980,719
Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation, zero cpn. to
   11/01/05, 5.35% thereafter, 11/01/18  ...............................................        6,655,000        6,335,626
                                                                                                              ------------
TOTAL ZERO COUPON/STEP-UP BONDS (COST $25,735,079) .....................................                        25,965,056
                                                                                                              ------------
TOTAL LONG TERM INVESTMENTS (COST $370,201,391) ........................................                       377,691,381
                                                                                                              ------------


50 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 4.6%
   BONDS
(b)California State Department Water Resources Power Supply Revenue, Series B-6, Daily VRDN
      and Put, 1.04%, 5/01/22 .............................................................    $    1,400,000    $    1,400,000
(b)Irvine 1915 Act Special Assessment, AD No. 03-19, Series A, Daily VRDN and Put, 1.03%,
      9/02/29  ............................................................................         1,400,000         1,400,000
(b)Irvine Ranch Water District Revenue, Consolidated, Daily VRDN and Put, 1.04%, 8/01/16 ..         2,000,000         2,000,000
(b)Irvine USD Special Tax, CFD No. 01-1, Daily VRDN And Put, 1.03%, 9/01/38 ...............         1,000,000         1,000,000
(b)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
      and Put, 1.03%, 7/01/35 .............................................................         4,700,000         4,700,000
(b)Metropolitan Water District Southern California Waterworks Revenue, Refunding,
      Series B-1, Daily VRDN and Put, 1.03%, 7/01/35 ......................................           500,000           500,000
      Series B-3, Daily VRDN and Put, 1.06%, 7/01/35 ......................................         5,500,000         5,500,000
(b)Orange County Sanitation Districts COP, Refunding,
      Series A, Daily VRDN and Put, 1.04%, 8/01/29 ........................................         1,100,000         1,100,000
      Series B, Daily VRDN and Put, 1.04%, 8/01/30 ........................................           300,000           300,000
                                                                                                                 ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $17,900,000) ........................................                          17,900,000
                                                                                                                 ---------------
   TOTAL INVESTMENTS (COST $388,101,391) 100.6% ...........................................                         395,591,381
   OTHER ASSETS, LESS LIABILITIES (.6)% ...................................................                          (2,253,599)
                                                                                                                 ---------------
   NET ASSETS 100.0% ......................................................................                      $  393,337,782
                                                                                                                 ===============

See glossary of terms on page 61.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                        Annual Report | See notes to financial statements.  | 51

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND

                                                         ----------------
                                                           PERIOD ENDED
CLASS A                                                  JUNE 30, 2004(c)
                                                         ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................       $  10.00
                                                             --------
Income from investment operations:

   Net investment income(a) ..........................            .11

   Net realized and unrealized gains (losses) ........           (.10)
                                                             --------
Total from investment operations .....................            .01

Less distributions from net investment income ........           (.10)
                                                             --------
Net asset value, end of period .......................       $   9.91
                                                             ========

Total return(b) ......................................            .06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................       $ 16,244

Ratios to average net assets:

   Expenses ..........................................            .50%(d)

   Expenses excluding waiver and payments by affiliate           1.20%(d)

   Net investment income .............................           1.30%(d)

Portfolio turnover rate ..............................           7.42%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   For the period September 2, 2003 (effective date) to June 30, 2004.

(d)   Annualized.


52 |  See notes to financial statements.  |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 70.5%
BONDS
Azusa Redevelopment Agency Tax Allocation, Refunding, West End Redevelopment Project
   Area A, AMBAC Insured, 2.00%, 8/01/06 .........................................................      $ 375,000       $ 374,996
Brea Olinda USD, GO, Election 1999, Series A, FGIC Insured, 2.60%, 8/01/09 .......................        120,000         117,187
Cajon Valley Unified Elementary School District COP, MBIA Insured, 2.50%, 5/01/08 ................        250,000         246,442
California Educational Facilities Authority Revenue, Santa Clara University, Series A, FSA
   Insured, 2.625%, 9/01/09 ......................................................................        100,000          97,421
California Health Facilities Financing Authority Revenue, AMBAC Insured, 3.75%, 7/01/05 ..........        300,000         306,462
California State Department of Water Resources Central Valley Project Revenue, Water Systems,
   Refunding, Series Y, FGIC Insured, 5.00%, 12/01/08 ............................................        200,000         218,362
California State Department of Water Resources Power Supply Revenue, Series A, MBIA Insured,
   3.50%, 5/01/07 ................................................................................        555,000         571,228
California State Economic Recovery Revenue, Series A, 5.00%, 7/01/06 .............................        500,000         527,960
California Statewide CDA, Water and Wastewater Revenue, Pooled Financing Program, Series B,
   FSA Insured, 2.00%, 10/01/05 ..................................................................        270,000         271,050
California Statewide CDA Revenue,
   Kaiser Permanente, Series G, Mandatory Put 5/01/07, 2.30%, 4/01/34 ............................        400,000         388,256
   Viewpoint School, 3.50%, 10/01/08 .............................................................        320,000         315,949
Chaffey Joint UHSD, COP, Refunding, 3.00%, 5/01/08 ...............................................        250,000         252,517
Costa Mesa RDA Tax Allocation Revenue, Downtown Redevelopment Project, FSA Insured, 2.50%,
   10/01/08 ......................................................................................        265,000         262,676
Evergreen School District GO, Refunding, Series D, FGIC Insured, 2.75%, 9/01/08 ..................        150,000         149,880
Fontana USD, COP, GO, Facility Bridge Funding, Program, FSA Insured, 3.00%, 9/01/15 ..............        500,000         508,420
Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 .......        100,000          99,235
Glendale USD, GO, Series F, MBIA Insured, 2.50%, 9/01/08 .........................................        200,000         196,934
Glendora PFAR, Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
   2.00%, 9/01/07 ................................................................................        100,000          98,124
   2.125%, 9/01/08 ...............................................................................        105,000         101,201
Goleta Water District Revenue COP, 1991 Project and 2003 Project, Refunding, MBIA Insured,
   2.00%, 12/01/05 ...............................................................................        300,000         300,909
Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ...........        250,000         240,440
Industry Urban Development Agency Tax Allocation, Civic Recreational Industrial, Series 1-B,
   MBIA Insured, 2.50%, 5/01/05 ..................................................................        500,000         503,845
Inglewood USD, GO, Election of 1998, Series C, FSA Insured, 2.50%, 10/01/08 ......................        265,000         260,863
Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ..........................        110,000         110,852
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A,
   AMBAC Insured, 3.25%, 8/15/09 .................................................................        250,000         252,343
Los Angeles County Transportation Authority Sales Tax Revenue, Proposition A, First Tier Senior,
   Refunding, Series A, FSA Insured, 2.50%, 7/01/07 ..............................................        100,000         100,372
Los Angeles USD, GO, Election of 1997, Series F, FSA Credit Support, 3.00%, 7/01/06 ..............        150,000         152,994
Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 .........................        100,000         103,708
Manteca USD Special Tax, CFD, No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ............................        250,000         248,628
Modesto High School District Stanislaus County GO, Refunding, FSA Insured, 2.50%,
   8/01/05 .......................................................................................        100,000         100,939
North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
   2.125%, 8/01/08 ...............................................................................        500,000         482,725
Placer County Water Agency Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 .................        105,000         104,865
Poway Redevelopment Agency Tax Allocation, Paguay Redevelopment Project, Series A,
   MBIA Insured, 3.00%, 6/15/09 ..................................................................        100,000          99,771


                                                             Annual Report  | 53

FRANKLIN CALIFORNIA TAX-FREE TRUST

   --------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT       VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured,
      5.00%, 7/01/28 ...........................................................................       $ 200,000       $    214,534
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series AA,
      FGIC Insured, 2.625%, 7/01/08 ............................................................         300,000            295,533
   Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured, 4.00%,
      8/01/10 ..................................................................................         100,000            103,708
   Riverside County Assessment Leasing Corporation Leasehold Revenue, Hospital Project,
      Refunding, Series A, MBIA Insured, 3.00%, 6/01/08 ........................................         115,000            115,758
   Sacramento City USD, Series A, FSA Insured, 2.00%, 7/01/04 ..................................         200,000            200,000
   San Diego Community College District GO, Election of 2002, Refunding,
      Series A, FSA Insured, 2.50%, 5/01/07 ....................................................         300,000            301,461
      Series B, 4.00%, 5/01/05 .................................................................         150,000            152,979
   San Diego Regional Building Authority Lease Revenue, San Miguel Conservation Fire District,
      Refunding, AMBAC Insured, 3.00%, 1/01/08 .................................................         240,000            242,220
   San Francisco City and County Public Utility Commission Warrant Revenue, Refunding, Series A,
      MBIA Insured, 3.00%, 10/01/08 ............................................................         100,000            100,911
   San Jose Financing Authority Lease Revenue, Central Service Yard Project, Refunding,
      AMBAC Insured, 3.00%, 10/15/06 ...........................................................         245,000            250,694
   San Mateo Foster City School District GO, Refunding, FSA Insured, 2.50%, 9/01/08 ............         200,000            196,934
   Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 3.00%, 7/01/09 ....................         225,000            224,483
   Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, AMBAC Insured,
      3.00%, 4/01/36 ...........................................................................         500,000            510,885
   Sonoma County COP, Series A, Refunding, MBIA Insured, 3.00%, 11/15/08 .......................         250,000            251,828
   University of California Revenue, University and College Improvements, Refunding, Series A,
      3.00%, 5/15/05 ...........................................................................         120,000            121,476
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $11,633,644) ..............................................                         11,450,958
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 25.9%
   BONDS
(a)Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series C, AMBAC Insured,
      Weekly VRDN and Put, 1.06%, 4/01/37 ......................................................         100,000            100,000
(a)California State GO, Series A-3, Daily VRDN and Put, 1.06%, 5/01/33 .........................         600,000            600,000
(a)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 1.06%, 10/15/29 .........................         100,000            100,000
   Encinitas Special Tax, CFD No. 1, Refunding, AMBAC Insured, 2.00%, 9/01/04 ..................         410,000            410,520
(a)Irvine Ranch Water District Revenue, Construction Bonds, Daily VRDN and Put, 1.04%,
      10/01/05 .................................................................................         145,000            145,000
(a)Irvine USD, Special Tax Adjusted Community, No. 1, Daily VRDN And Put, 1.03%, 9/01/38 .......         100,000            100,000
(a)Livermore COP, Capital Projects, Weekly VRDN and Put, 1.06%, 10/01/30 .......................         200,000            200,000
(a)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
      and Put, 1.03%, 7/01/35 ..................................................................         600,000            600,000
(a)Metropolitan Water District Southern California Waterworks Revenue, Refunding,
      Series B-1, Daily VRDN and Put, 1.03%, 7/01/35 ...........................................         200,000            200,000
      Series B-2, Weekly VRDN and Put, 1.00%, 7/01/35 ..........................................         200,000            200,000
      Series B-3, Daily VRDN and Put, 1.06%, 7/01/35 ...........................................         200,000            200,000
(a)Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put, 1.04%,
      8/01/30 ..................................................................................         400,000            400,000
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 1.00%, 12/01/15 .....................................................         200,000            200,000


54 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

   ----------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
   ----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.00%, 7/01/28 ..........................       $ 100,000      $    100,000
(a)Rancho Water District Financing Authority Revenue, Series B, FGIC Insured, Weekly VRDN
      and Put, 1.00%, 8/01/31 ...............................................................         200,000           200,000
(a)San Bernardino County COP, County Center Refinancing Project, Refunding, Weekly VRDN
      and Put, 1.07%, 7/01/15 ...............................................................         200,000           200,000
(a)Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A, Daily VRDN
      and Put, 1.03%, 9/02/13 ...............................................................         150,000           150,000
(a)Westminster COP, Civic Center Refunding Project, Series B, AMBAC Insured, Weekly VRDN
      and Put, 1.10%, 6/01/24 ...............................................................         100,000           100,000
                                                                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,205,702)  ..........................................                         4,205,520
                                                                                                                   ------------
   TOTAL INVESTMENTS (COST $15,839,346) 96.4% ...............................................                        15,656,478
   OTHER ASSETS, LESS LIABILITIES 3.6% ......................................................                           587,930
                                                                                                                   ------------
   NET ASSETS 100.0% ........................................................................                      $ 16,244,408
                                                                                                                   ============

See glossary of terms on page 61.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                        Annual Report | See notes to financial statements.  | 55

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                             -----------------------------------------------------------
                                                                 YEAR ENDED JUNE 30,
CLASS A                                        2004          2003        2002        2001        2000
                                             -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)

Net asset value, beginning of year .......   $    1.00     $    1.00   $    1.00   $    1.00   $    1.00
                                             -----------------------------------------------------------

Income from investment operations - net
   investment income .....................          --(b)        .01         .01         .03         .03

Less distributions from net investment
   income ................................          --(b)       (.01)       (.01)       (.03)       (.03)
                                             -----------------------------------------------------------
Net asset value, end of year .............   $    1.00     $    1.00   $    1.00   $    1.00   $    1.00
                                             ===========================================================

Total return(a)  .........................         .38%          .71%       1.21%       2.76%       2.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........   $ 631,895     $ 671,392   $ 679,788   $ 711,789   $ 696,803

Ratios to average net assets:

   Expenses ..............................         .56%          .56%        .56%        .56%        .56%

   Net investment income .................         .38%          .71%       1.20%       2.72%       2.61%

(a) Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.

(b) Includes net investment income and distributions from net investment income in the amount of .004.


56 |  See notes to financial statements.  |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

   --------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                 PRINCIPAL AMOUNT       VALUE
   --------------------------------------------------------------------------------------------------------------------------
   BONDS 108.1%
   Alameda Contra Costa Transit RAN, Transit District, 2.00%, 8/19/04 ....................     $ 13,000,000     $ 13,017,562
(a)Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put,
      1.07%, 6/01/30 .....................................................................        1,000,000        1,000,000
(a)Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
      1.05%, 12/01/10 ....................................................................        1,647,000        1,647,000
   California Community College Financing Authority TRAN, Series A, 3.00%, 6/30/05 .......       20,000,000       20,276,800
(a)California Educational Facilities Authority Revenue,
      University of Southern California, Series C, Annual VRDN and Put, 1.01%, 10/01/33 ..        6,000,000        6,000,000
      Stanford University, Refunding, Series L-9, Weekly VRDN and Put, .95%, 10/01/22 ....        8,000,000        8,000,000
(a)California Health Facilities Financing Authority Revenue,
      Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 1.09%, 7/01/16 ........        3,955,000        3,955,000
      Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 1.04%, 10/01/10 ..        3,000,000        3,000,000
      Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 1.02%, 10/01/22 .......        5,000,000        5,000,000
(a)California Infrastructure and Economic Development Bank Revenue, J Paul Getty Trust,
      Series B, Annual VRDN and Put, 1.17%, 4/01/33 ......................................        8,000,000        8,000,000
      Refunding, Series D, Annual VRDN and Put, 1.17%, 4/01/33 ...........................        2,000,000        2,000,000
   California School Cash Reserve Program Authority GO, Pool, Series A, 3.00%, 7/06/05 ...       20,000,000       20,275,400
   California School Cash Reserve Program Authority Revenue, Series A, 2.00%, 7/06/04 ....       30,000,000       30,004,397
(a)California State Department Water Resources Power Supply Revenue,
      Series B-5, Daily VRDN and Put, 1.06%, 5/01/22 .....................................        5,700,000        5,700,000
      Series B-6, Daily VRDN and Put, 1.04%, 5/01/22 .....................................       12,500,000       12,500,000
      Series C-12, Weekly VRDN and Put, 1.06%, 5/01/22 ...................................        6,700,000        6,700,000
      Series C-8, Weekly VRDN and Put, 1.06%, 5/01/22 ....................................        6,000,000        6,000,000
(a)California State Economic Development Financing Authority Revenue,
      Calco Project, Weekly VRDN and Put, 1.30%, 4/01/27  ................................        1,500,000        1,500,000
      KQED Inc. Project, Refunding, Weekly VRDN and Put, 1.04%, 4/01/20 ..................        1,080,000        1,080,000
(a)California State Economic Recovery GO, Series C-6, Daily VRDN and Put, 1.05%,
      7/01/23 ............................................................................        8,000,000        8,000,000
   California State GO,
   (a)Series A-3, Daily VRDN and Put, 1.06%, 5/01/33 .....................................        6,400,000        6,400,000
         TECP, 1.09%, 8/18/04 ............................................................       10,000,000       10,000,000
   California Statewide CDA Revenue, TRAN, Series A-1, FSA Insured, 3.00%, 6/30/05 .......       13,385,000       13,570,248
(a)Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
      and Put, 1.06%, 9/01/14 ............................................................          600,000          600,000
(a)Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 1.10%, 1/01/10 ...................        1,520,000        1,520,000
(a)Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
      AMBAC Insured, Weekly VRDN and Put, 1.04%, 6/01/32 .................................        5,485,000        5,485,000
(a)Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 1.07%, 11/01/14 ...        1,740,000        1,740,000
(a)Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and
      Put, 1.00%, 7/01/29 ................................................................       13,600,000       13,600,000
(a)Fremont PFA, COP, Weekly VRDN and Put, 1.06%, 8/01/30 .................................        6,100,000        6,100,000
(a)Glendale COP, Police Building Project, Weekly VRDN and Put, 1.06%, 6/01/30 ............       11,200,000       11,200,000
(a)Grant Joint UHSD, COP, School Facilities Bridge Funding Program, FSA Insured, Weekly
      VRDN and Put, 1.06%, 9/01/34 .......................................................        4,900,000        4,900,000
(a)Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN
      and Put, 1.07%, 6/01/30 ............................................................        4,300,000        4,300,000


                                                             Annual Report  | 57

FRANKLIN CALIFORNIA TAX-FREE TRUST

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                PRINCIPAL AMOUNT      VALUE
   ------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
(a)Irvine 1915 Act, Special Assessment,
      AD No. 00-18, Series A, Daily VRDN and Put, 1.03%, 9/02/26 ........................     $  6,295,000     $  6,295,000
      AD No. 03-19, Series A, Daily VRDN and Put, 1.03%, 9/02/29 ........................        1,100,000        1,100,000
      AD No. 93-14, Daily VRDN and Put, 1.06%, 9/02/25 ..................................        6,305,000        6,305,000
      AD No. 94-15, Daily VRDN and Put, 1.03%, 9/02/20 ..................................        2,800,000        2,800,000
      AD No. 97-13, Daily VRDN and Put, 1.03%, 9/02/23 ..................................        8,063,000        8,063,000
      AD No. 97-16, Daily VRDN and Put, 1.04%, 9/02/22 ..................................        9,510,000        9,510,000
(a)Irvine Ranch Water District GO, Nos. 105, 140, 240 and 250, Daily VRDN and Put, 1.06%,
      1/01/21 ...........................................................................        6,800,000        6,800,000
(a)Irvine Ranch Water District Revenue,
      Consolidated Bonds, Daily VRDN and Put, 1.04%, 10/01/10  ..........................        1,400,000        1,400,000
      Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 1.12%, 10/01/09 ......        2,300,000        2,300,000
      Construction Bonds, Daily VRDN and Put, 1.04%, 10/01/05 ...........................        2,800,000        2,800,000
      Nos. 140, 105, and 250, Daily VRDN and Put, 1.04%, 4/01/33 ........................        6,600,000        6,600,000
(a)Irvine USD Special Tax CFD No. 01-1, Daily VRDN and Put, 1.03%, 9/01/38 ..............        5,100,000        5,100,000
(a)Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put, 1.00%,
      8/01/06 ...........................................................................          600,000          600,000
(a)Lancaster RDA, MFHR, Woodcreek Garden Project, Refunding, Series B, FNMA Insured,
      Weekly VRDN and Put, 1.07%, 12/15/31 ..............................................        2,400,000        2,400,000
   Los Angeles, County TRAN, Series A, 3.00%, 6/30/05 ...................................       20,000,000       20,274,800
(a)Los Angeles County Pension Obligation Revenue, Refunding,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.04%, 6/30/07 ......................        1,400,000        1,400,000
      Series B, Weekly VRDN and Put, 1.04%, 6/30/07 .....................................        3,200,000        3,200,000
   Los Angeles County Schools Pooled Financing Program COP, GO, Transport, Series A,
      FSA Insured, 3.50%, 6/30/05 .......................................................        8,000,000        8,148,320
(a)Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 1.05%, 7/01/10 .......          246,694          246,694
   Los Angeles USD, GO, TRAN, Series A, 2.00%, 7/01/04 ..................................       20,000,000       20,000,000
(a)Los Angeles Wastewater Systems Revenue, Refunding, Sub Series A, FGIC Insured,
      Annual VRDN and Put, 1.15%, 12/01/31 ..............................................       10,000,000       10,000,000
(a)Los Angeles Water and Power Revenue, Sub Series B-5, Refunding, Weekly VRDN and Put,
      1.06%, 7/01/34 ....................................................................        3,700,000        3,700,000
(a)Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series A, Weekly VRDN and Put, 1.06%, 6/01/23 ..........................        6,575,000        6,575,000
      Refunding, Series B-1, Daily VRDN and Put, 1.03%, 7/01/35 .........................        1,200,000        1,200,000
      Refunding, Series B-3, Daily VRDN and Put, 1.06%, 7/01/35 .........................        1,500,000        1,500,000
      Refunding, Series C-1, Weekly VRDN and Put, 1.03%, 7/01/30 ........................        3,000,000        3,000,000
      Series B-4, Weekly VRDN and Put, 1.04%, 7/01/35 ...................................        3,500,000        3,500,000
      Series C, Weekly VRDN and Put, 1.08%, 7/01/28 .....................................       13,200,000       13,200,000
(a)Northern California Public Power Agency Revenue, Hydroelectric No. 1, Refunding,
      Series A, MBIA Insured, Weekly VRDN and Put, 1.04%, 7/01/23 .......................        8,700,000        8,700,000
(a)Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 1.03%, 12/01/15 .........        6,400,000        6,400,000
(a)Orange County Sanitation Districts COP,
      Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 1.04%, 8/01/16         2,850,000        2,850,000
      Refunding, Series A, Daily VRDN and Put, 1.04%, 8/01/29 ...........................        3,520,000        3,520,000
      Refunding, Series B, Daily VRDN and Put, 1.04%, 8/01/30 ...........................        9,800,000        9,800,000
(a)Pajaro Valley USD, COP, School Facility Bridge Funding Program, Weekly VRDN and Put,
      1.06%, 9/01/31 ....................................................................          700,000          700,000


58 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

   -------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                 PRINCIPAL AMOUNT      VALUE
   -------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
(a)Rancho Water District Financing Authority Revenue, Series B, FGIC Insured, Weekly VRDN
      and Put, 1.00%, 8/01/31 ............................................................     $  3,880,000     $  3,880,000
(a)Riverside County Asset Leasing Corp., Leasehold Revenue, Southwest Justice Center,
      Series B, MBIA Insured, Weekly VRDN and Daily Put, 1.04%, 11/01/32  ................        5,000,000        5,000,000
(a)Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN
      and Put, 1.02%, 12/01/15 ...........................................................        2,000,000        2,000,000
(a)Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and
      Put, 1.06%, 6/01/20 ................................................................       11,300,000       11,300,000
(a)Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly
      VRDN and Put, 1.00%, 12/01/30  .....................................................       13,600,000       13,600,000
   Sacramento County TRAN, Series A, 3.00%, 7/11/05 ......................................       10,000,000       10,136,400
(a)San Diego Housing Authority MFHR, La Cima Apartments, Series K, Weekly VRDN and Put,
      1.08%, 12/01/22 ....................................................................       23,000,000       23,000,000
(a)San Francisco City and County RDA, MFR,
      Derek Silva Community, Series D, Weekly VRDN and Put, 1.14%, 12/01/19 ..............        4,650,000        4,650,000
      Fillmore Center, Refunding, Series B-2, Weekly VRDN and Put, 1.08%, 12/01/17 .......        1,000,000        1,000,000
   San Joaquin County Transportation Authority Sales Tax Revenue, TECP, 1.03%, 9/10/04 ...       29,200,000       29,200,000
(a)San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put,
      1.04%, 7/01/26 .....................................................................        3,300,000        3,300,000
(a)San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, Weekly VRDN
      and Put, 1.04%, 11/15/11 ...........................................................        1,200,000        1,200,000
(a)San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and Put,
      1.14%, 7/01/17 .....................................................................        2,950,000        2,950,000
(a)Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A, Weekly VRDN
      and Put, 1.08%, 12/15/22 ...........................................................        4,650,000        4,650,000
(a)Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
      Series A, Weekly VRDN and Put, 1.07%, 12/15/25 .....................................        5,000,000        5,000,000
(a)South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put,
      1.14%, 5/01/17 .....................................................................          500,000          500,000
(a)Southern California Public Power Authority Transmission Project Revenue, Southern
      Transmission, Refunding,
         AMBAC Insured, Weekly VRDN and Put, 1.04%, 7/01/19 ..............................       27,815,000       27,815,000
         Series A, Weekly VRDN and Put, 1.00%, 7/01/23 ...................................       18,800,000       18,800,000
         Series B, FSA Insured, Weekly VRDN and Put, 1.03%, 7/01/23  .....................        6,600,000        6,600,000
(a)Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden
      Martin Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 1.04%, 1/01/10        4,100,000        4,100,000
(a)Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN and Put,
      1.00%, 6/15/18 .....................................................................        7,400,000        7,400,000
(a)Sulphur Springs USD, COP, Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
      1.06%, 3/01/27 .....................................................................        5,100,000        5,100,000
(a)Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily
      VRDN and Put, 1.08%, 1/01/31 .......................................................        1,900,000        1,900,000
(a)Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A, Daily
      VRDN and Put, 1.03%, 9/02/13 .......................................................       16,169,000       16,169,000
(a)Union City MFR, Housing Mission Sierra, Refunding, Series A, Weekly VRDN and Put,
      1.07%, 7/15/29 .....................................................................        2,000,000        2,000,000
(a)Upland CRDA, MFHR, Weekly VRDN and Put, 1.05%, 2/15/30 ................................        1,000,000        1,000,000
(a)Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN and
      Put, 1.00%, 7/01/30 ................................................................        2,500,000        2,500,000


                                                             Annual Report  | 59

FRANKLIN CALIFORNIA TAX-FREE TRUST

   --------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                 PRINCIPAL AMOUNT      VALUE
   --------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
(a)Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 1.00%, 5/15/22 ......     $  1,985,000     $   1,985,000
(a)Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.04%,
      5/01/28 ............................................................................       25,200,000        25,200,000
   West Contra Costa USD, GO, Series B, FSA Insured, 5.00%, 8/01/04 ......................        1,940,000         1,946,584
(a)Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 1.06%,
      8/01/23 ............................................................................        5,000,000         5,000,000
(a)Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
      Treatment, Daily VRDN and Put, 1.04%, 4/01/28 ......................................        1,050,000         1,050,000
                                                                                                                -------------
   TOTAL BONDS (COST $682,991,205) 108.1% ................................................                        682,991,205
   OTHER ASSETS, LESS LIABILITIES (8.1)% .................................................                        (51,096,051)
                                                                                                                -------------
   NET ASSETS 100.0% .....................................................................                      $ 631,895,154
                                                                                                                =============

See glossary of terms on page 61.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


60 |  See notes to financial statements.  |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

GLOSSARY OF TERMS

1915 ACT   -  Improvement Bond Act of 1915                      MBIA   -  Municipal Bond Investors Assurance Corp.
ABAG       -  The Association of Bay Area Governments           MFHR   -  Multi-Family Housing Revenue
ACES       -  Adjustable Convertible Exempt Securities          MFMR   -  Multi-Family Mortgage Revenue
AD         -  Assessment District                               MFR    -  Multi-Family Revenue
AMBAC      -  American Municipal Bond Assurance Corp.           MTA    -  Metropolitan Transit Authority
BART       -  Bay Area Rapid Transit                            MUD    -  Municipal Utility District
CDA        -  Community Development Authority/Agency            PCFA   -  Pollution Control Financing Authority
CFD        -  Community Facilities District                     PCR    -  Pollution Control Revenue
CHFCLP     -  California Health Facilities Construction Loan    PFA    -  Public Financing Authority
              Program
COP        -  Certificate of Participation                      PFAR   -  Public Financing Authority Revenue
CRDA       -  Community Redevelopment Authority/Agency          RAN    -  Revenue Anticipation Notes
ETM        -  Escrow to Maturity                                RDA    -  Redevelopment Agency/Authority
FGIC       -  Financial Guaranty Insurance Co.                  RDAR   -  Redevelopment Agency Revenue
FNMA       -  Federal National Mortgage Association             RHF    -  Retirement Housing Foundation
FSA        -  Financial Security Assistance                     SFM    -  Single Family Mortgage
GNMA       -  Government National Mortgage Association          SFMR   -  Single Family Mortgage Revenue
GO         -  General Obligation                                TECP   -  Tax-Exempt Commercial Paper
HFA        -  Housing Finance Authority/Agency                  TRAN   -  Tax and Revenue Anticipation Notes
HFAR       -  Housing Finance Authority/Agency Revenue          UHSD   -  Unified/Union High School District
ID         -  Improvement District                              USD    -  Unified/Union School District
IDAR       -  Industrial Development Authority/Agency Revenue   XLCA   -  XL Capital Assurance
IDR        -  Industrial Development Revenue


                                                             Annual Report  | 61

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                        ----------------------------------------------------------------------------
                                                            FRANKLIN       FRANKLIN CALIFORNIA   FRANKLIN CALIFORNIA     FRANKLIN
                                                           CALIFORNIA       INTERMEDIATE-TERM        LIMITED-TERM       CALIFORNIA
                                                        INSURED TAX-FREE        TAX-FREE               TAX-FREE         TAX-EXEMPT
                                                           INCOME FUND        INCOME FUND             INCOME FUND       MONEY FUND
                                                        ----------------------------------------------------------------------------
Assets:
   Investments in securities:
      Cost ..........................................   $ 1,809,754,535       $ 388,101,391         $ 15,839,346       $ 682,991,205
                                                        ============================================================================
      Value .........................................     1,886,371,574         395,591,381           15,656,478         682,991,205
   Cash .............................................            94,595              88,436               69,934               8,672
   Receivables:
      Investment securities sold ....................                --                  --                   --          41,000,000
      Capital shares sold ...........................           882,050             698,834              431,730           1,210,853
      Interest ......................................        27,223,768           4,585,086              110,757           1,922,826
   Offering costs ...................................                --                  --                1,790                  --
                                                        ----------------------------------------------------------------------------
         Total assets ...............................     1,914,571,987         400,963,737           16,270,689         727,133,556
                                                        ----------------------------------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ...............         9,890,447           4,497,023                   --          92,681,968
      Capital shares redeemed .......................         4,081,249           2,369,710                1,986           2,158,055
      Affiliates ....................................         1,226,333             246,221                2,990             301,503
      Professional fees .............................            36,835              15,908               12,022              13,530
   Distributions to shareholders ....................         2,778,320             476,370                6,921              45,507
   Other liabilities ................................           110,704              20,723                2,362              37,839
                                                        ----------------------------------------------------------------------------
         Total liabilities ..........................        18,123,888           7,625,955               26,281          95,238,402
                                                        ----------------------------------------------------------------------------
            Net assets, at value ....................   $ 1,896,448,099       $ 393,337,782         $ 16,244,408       $ 631,895,154
                                                        ============================================================================
Net assets consist of:
   Undistributed net investment income (distributions
      in excess of net investment income) ...........   $      (966,264)      $    (192,702)        $     13,679       $          --
   Net unrealized appreciation (depreciation) .......        76,617,039           7,489,990             (182,868)                 --
   Accumulated net realized gain (loss) .............       (10,136,152)         (2,101,599)                  --                  --
   Capital shares ...................................     1,830,933,476         388,142,093           16,413,597         631,895,154
                                                        ----------------------------------------------------------------------------
            Net assets, at value ....................   $ 1,896,448,099       $ 393,337,782         $ 16,244,408       $ 631,895,154
                                                        ============================================================================


62 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2004

                                                    ----------------------------------------------------------------------------
                                                        FRANKLIN       FRANKLIN CALIFORNIA   FRANKLIN CALIFORNIA     FRANKLIN
                                                       CALIFORNIA       INTERMEDIATE-TERM        LIMITED-TERM       CALIFORNIA
                                                    INSURED TAX-FREE        TAX-FREE               TAX-FREE         TAX-EXEMPT
                                                       INCOME FUND        INCOME FUND             INCOME FUND       MONEY FUND
                                                    ----------------------------------------------------------------------------
CLASS A:
   Net assets, at value .........................   $ 1,698,669,368       $ 384,196,148         $ 16,244,408       $ 631,895,154
                                                    ============================================================================
   Shares outstanding ...........................       138,819,330          33,832,993            1,639,017         631,895,154
                                                    ============================================================================
   Net asset value per share(a) .................   $         12.24       $       11.36         $       9.91       $        1.00
                                                    ============================================================================
   Maximum offering price per share (net asset
     value per share / 95.75%, 97.75%, 100% and
     100%, respectively)  .......................   $         12.78       $       11.62         $       9.91       $        1.00
                                                    ============================================================================
CLASS B:
   Net assets, at value .........................   $    77,168,642                  --                   --                  --
                                                    ============================================================================
   Shares outstanding ...........................         6,278,288                  --                   --                  --
                                                    ============================================================================
   Net asset value and maximum offering price
      per share(a)  .............................   $         12.29                  --                   --                  --
                                                    ============================================================================
CLASS C:
   Net assets, at value .........................   $   120,610,089       $   9,141,634                   --                  --
                                                    ============================================================================
   Shares outstanding ...........................         9,772,043             803,842                   --                  --
                                                    ============================================================================
   Net asset value and maximum offering price
      per share(a)  .............................   $         12.34       $       11.37                   --                  --
                                                    ============================================================================

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                        Annual Report | See notes to financial statements.  | 63

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF OPERATIONS
for the year ended June 30, 2004

                                                       --------------------------------------------------------------------------
                                                           FRANKLIN       FRANKLIN CALIFORNIA   FRANKLIN CALIFORNIA    FRANKLIN
                                                          CALIFORNIA       INTERMEDIATE-TERM        LIMITED-TERM      CALIFORNIA
                                                       INSURED TAX-FREE        TAX-FREE               TAX-FREE        TAX-EXEMPT
                                                          INCOME FUND        INCOME FUND             INCOME FUND(a)   MONEY FUND
                                                       --------------------------------------------------------------------------
Investment income:
   Interest ........................................    $  104,005,282       $  17,801,226         $  180,852         $ 6,170,837
                                                       --------------------------------------------------------------------------
Expenses:
   Management fees (Note 3) ........................         9,363,067           2,048,158             50,130           3,209,090
   Administrative fees (Note 3) ....................                --                  --             20,052                  --
   Distribution fees (Note 3)
      Class A ......................................         1,812,508             395,566             15,091                  --
      Class B ......................................           531,304                  --                 --                  --
      Class C ......................................           839,199              37,459                 --                  --
   Transfer agent fees (Note 3) ....................           598,533             134,878              2,316             350,398
   Custodian fees ..................................            28,491               5,560                153               8,801
   Reports to shareholders .........................            62,542              11,360                904              28,440
   Registration and filing fees ....................            15,938              11,942              1,726               4,795
   Offering costs [Note 1(f)] ......................                --                  --              8,949                  --
   Professional fees ...............................            16,288              16,657             12,479              17,593
   Trustees' fees and expenses .....................            43,181               8,478                206              14,805
   Other ...........................................           160,330              58,973              8,321              46,451
                                                       --------------------------------------------------------------------------
         Total expenses ............................        13,471,381           2,729,031            120,327           3,680,373
         Expenses waived/paid by affiliate (Note 3)                 --                  --            (70,182)                 --
                                                       --------------------------------------------------------------------------
            Net expenses ...........................        13,471,381           2,729,031             50,145           3,680,373
                                                       --------------------------------------------------------------------------
               Net investment income ...............        90,533,901          15,072,195            130,707           2,490,464
                                                       --------------------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .......         4,549,719          (1,444,960)                --                  --
   Net unrealized appreciation (depreciation) on
      investments ..................................      (102,836,172)        (12,387,719)          (182,868)                 --
                                                       --------------------------------------------------------------------------
Net realized and unrealized gain (loss) ............       (98,286,453)        (13,832,679)          (182,868)                 --
                                                       --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations ......................................    $   (7,752,552)      $   1,239,516         $  (52,161)        $ 2,490,464
                                                       ==========================================================================

(a)   For the period September 2, 2003 (effective date) to June 30, 2004.


64 |  See notes to financial statements. | Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                     -----------------------------------------------------------------
                                                           FRANKLIN CALIFORNIA               FRANKLIN CALIFORNIA
                                                            INSURED TAX-FREE                  INTERMEDIATE-TERM
                                                              INCOME FUND                    TAX-FREE INCOME FUND
                                                     -----------------------------------------------------------------
                                                         2004              2003               2004           2003
                                                     -----------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ......................   $    90,533,901   $    91,581,577   $  15,072,195   $  14,324,630
      Net realized gain (loss) from investments ..         4,549,719         2,154,831      (1,444,960)        281,135
      Net unrealized appreciation (depreciation)
         on investments ..........................      (102,836,172)       80,640,225     (12,387,719)      9,785,130
                                                     -----------------------------------------------------------------
            Net increase (decrease) in net assets
              resulting from operations ..........        (7,752,552)      174,376,633      (1,239,516)     24,390,895
   Distributions to shareholders from:
      Net investment income:
         Class A .................................       (81,912,569)      (84,464,602)    (14,985,040)    (14,471,962)
         Class B .................................        (3,208,586)       (2,836,488)             --              --
         Class C .................................        (5,018,247)       (4,951,681)       (183,314)             --
                                                     -----------------------------------------------------------------
   Total distributions to shareholders ...........       (90,139,402)      (92,252,771)    (15,168,354)    (14,471,962)
   Capital share transactions: (Note 2)
         Class A .................................      (126,577,971)       48,510,072     (16,567,037)     80,578,468
         Class B .................................        (4,527,274)       26,565,574              --              --
         Class C .................................        (9,710,641)       22,938,158       9,275,690              --
                                                     -----------------------------------------------------------------
   Total capital share transactions ..............      (140,815,886)       98,013,804      (7,291,347)     80,578,468
            Net increase (decrease) in net assets       (238,707,840)      180,137,666     (21,220,185)     90,497,401
Net assets:
   Beginning of year .............................     2,135,155,939     1,955,018,273     414,557,967     324,060,566
                                                     -----------------------------------------------------------------
   End of year ...................................   $ 1,896,448,099   $ 2,135,155,939   $ 393,337,782   $ 414,557,967
                                                     =================================================================
Undistributed net investment income (distributions
   in excess of net investment income) included in
   net assets:
      End of year ................................   $      (671,390)  $    (1,213,326)  $    (192,702)  $    (83,735)
                                                     =================================================================


                                                             Annual Report  | 65

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended June 30, 2004 and 2003

                                                                  ------------------------------------------------------
                                                                   FRANKLIN CALIFORNIA
                                                                      LIMITED-TERM            FRANKLIN CALIFORNIA
                                                                  TAX-FREE INCOME FUND       TAX-EXEMPT MONEY FUND
                                                                  ------------------------------------------------------
                                                                       PERIOD ENDED
                                                                      JUNE 30, 2004(a)        2004            2003
                                                                  ------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................      $    130,707        $   2,490,464   $   4,942,920
      Net realized gain (loss) from investments ...............                --                   --          (2,466)
      Net unrealized appreciation (depreciation) on investments          (182,868)                  --              --
                                                                  ------------------------------------------------------
         Net increase (decrease) in net assets resulting
            from operations ...................................           (52,161)           2,490,464       4,940,454
   Distributions to shareholders from net investment income ...          (128,991)          (2,490,464)     (4,940,454)(b)
   Capital share transactions (Note 2) ........................        16,425,560          (39,497,215)     (8,395,879)
                                                                  ------------------------------------------------------
         Net increase (decrease) in net assets ................        16,244,408          (39,497,215)     (8,395,879)
Net assets:
   Beginning of year ..........................................                --          671,392,369     679,788,248
                                                                  ------------------------------------------------------
   End of year ................................................      $ 16,244,408        $ 631,895,154   $ 671,392,369
                                                                  ======================================================
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
      End of year .............................................      $     13,679        $          --   $          --
                                                                  ======================================================

(a)   For the period September 2, 2003 (effective date) to June 30, 2004.

(b) Distributions were decreased by net realized losses from security transactions of $2,466.


66 |  See notes to financial statements. | Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). The Funds' investment objectives are to provide a high level of current income exempt from federal and California personal income taxes, while seeking preservation of capital. The Franklin California Tax-Exempt Money Fund (Money
Fund) also seeks liquidity in its investments.

Effective September 2, 2003, the Franklin California Tax-Free Trust began offering shares of the Franklin California Limited-Term Tax-Free Income Fund (Limited-Term Fund).

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Trust utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees. Short-term securities, including securities held in the Money Fund, are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.


                                                             Annual Report  | 67

FRANKLIN CALIFORNIA TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. For the California Insured Tax-Free Income Fund (Insured Fund), the Intermediate-Term Fund, and the Limited-Term Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the fund or distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund and the Intermediate-Term Fund.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


68 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares, except for the Money Fund, held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital. There were no redemption fees for the year.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective July 1, 2003, the Intermediate-Term Fund began offering a new class of shares, Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------
CLASS A                 CLASS A & CLASS C            CLASS A, CLASS B & CLASS C
--------------------------------------------------------------------------------
Limited-Term Fund       Intermediate-Term Fund       Insured Fund
Money Fund

At June 30, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                                 ------------------------------------------------------------
                                                         INSURED FUND               INTERMEDIATE-TERM FUND
                                                 ------------------------------------------------------------
                                                    SHARES         AMOUNT          SHARES         AMOUNT
                                                 ------------------------------------------------------------
CLASS A SHARES:
Year ended June 30, 2004
   Shares sold ...............................    18,980,728   $  237,925,528    11,527,778   $  133,026,492
   Shares issued in reinvestment of
      distributions ..........................     3,553,147       44,490,385       771,318        8,903,549
   Shares redeemed ...........................   (32,804,476)    (408,993,884)  (13,788,055)    (158,497,078)
                                                 ------------------------------------------------------------
   Net increase (decrease) ...................   (10,270,601)  $ (126,577,971)   (1,488,959)  $  (16,567,037)
                                                 ============================================================
Year ended June 30, 2003
   Shares sold ...............................    20,344,406   $  256,925,150    15,013,466   $  174,239,975
   Shares issued in reinvestment of
      distributions ..........................     3,412,993       43,027,957       719,268        8,349,349
   Shares redeemed ...........................   (19,958,238)    (251,443,035)   (8,814,514)    (102,010,856)
                                                 ------------------------------------------------------------
   Net increase (decrease) ...................     3,799,161   $   48,510,072     6,918,220   $   80,578,468
                                                 ============================================================


                                                             Annual Report  | 69

FRANKLIN CALIFORNIA TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                 ------------------------------------------------------------
                                                         INSURED FUND               INTERMEDIATE-TERM FUND
                                                 ------------------------------------------------------------
                                                    SHARES         AMOUNT          SHARES         AMOUNT
                                                 ------------------------------------------------------------
CLASS B SHARES:
Year ended June 30, 2004
   Shares sold ...............................     1,108,542   $   13,945,723
   Shares issued in reinvestment of
      distributions ..........................       172,057        2,162,656
   Shares redeemed ...........................    (1,654,209)     (20,635,653)
                                                 -----------------------------
   Net increase (decrease) ...................      (373,610)  $   (4,527,274)
                                                 =============================
Year ended June 30, 2003
   Shares sold ...............................     2,487,468   $   31,490,684
   Shares issued in reinvestment of
      distributions ..........................       149,457        1,893,274
   Shares redeemed ...........................      (537,929)      (6,818,384)
                                                 -----------------------------
   Net increase (decrease) ...................     2,098,996   $   26,565,574
                                                 =============================
CLASS C SHARES:
Year ended June 30, 2004
   Shares sold ...............................     2,003,569   $   25,356,286     1,046,200   $   12,057,807
   Shares issued in reinvestment of
      distributions ..........................       230,947        2,914,870         9,085          105,009
   Shares redeemed ...........................    (3,029,459)     (37,981,797)     (251,443)      (2,887,126)
                                                 ------------------------------------------------------------
   Net increase (decrease) ...................      (794,943)  $   (9,710,641)      803,842   $    9,275,690
                                                 ============================================================
Year ended June 30, 2003
   Shares sold ...............................     3,318,249   $   42,185,455
   Shares issued in reinvestment of
      distributions ..........................       230,685        2,931,577
   Shares redeemed ...........................    (1,746,017)     (22,178,874)
                                                 -----------------------------
   Net increase (decrease) ...................     1,802,917   $   22,938,158
                                                 =============================

                                                 ------------------------------------------------------------
                                                       LIMITED-TERM FUND                         MONEY FUND
                                                 ------------------------------------------------------------
                                                    SHARES         AMOUNT                          AMOUNT
                                                 ------------------------------------------------------------
CLASS A SHARES:
Year ended June 30, 2004(a)
   Shares sold ...............................     2,319,006   $   23,220,874                 $  672,833,442
   Shares issued in reinvestment of
      distributions ..........................         7,263           72,724                      2,482,205
   Shares redeemed ...........................      (687,252)      (6,868,038)                  (714,812,862)
                                                 ------------------------------------------------------------
   Net increase (decrease) ...................     1,639,017   $   16,425,560                 $  (39,497,215)
                                                 ============================================================
Year ended June 30, 2003
   Shares sold ...............................                                                $  738,232,187
   Shares issued in reinvestment of
      distributions ..........................                                                     4,945,536
   Shares redeemed ...........................                                                  (751,573,602)
                                                                                              ---------------
   Net increase (decrease) ...................                                                $   (8,395,879)
                                                                                              ===============

(a) For the period September 2, 2003 (effective date) to June 30, 2004 for the Limited-Term Fund.


70 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or trustees of the following entities:

------------------------------------------------------------------------------------------------
ENTITY                                                                  AFFILIATION
------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                       Investment manager
Franklin Templeton Services LLC (FT Services)                           Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)                     Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)            Transfer agent

The Insured Fund and the Intermediate-Term Fund pay an investment management fee to Advisers based on the month-end net assets and the Money Fund pays an investment management fee to Advisers based on average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
        .625%               First $100 million
        .500%               Over $100 million, up to and including $250 million
        .450%               In excess of $250 million

The Limited-Term Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE             NET ASSETS
--------------------------------------------------------------------------------
        .500%               First $100 million
        .450%               Over $100 million, up to and including $250 million
        .425%               Over $250 million, up to and including $500 million

Fees are further reduced on net assets over $500 million.

Advisers and FT Services agreed in advance to voluntarily waive management and administrative fees, respectively, for the Limited-Term Fund, as noted in the Statement of Operations. Total expenses waived by Advisers and FT Services are not subject to reimbursement by the fund.

The Limited-Term Fund pays an administrative fee to FT Services of .20% per year of the average daily net assets of the fund.

Under an agreement with Advisers, FT Services provides administrative services to the Insured Fund, the Intermediate-Term Fund and the Money Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds, except the Money Fund, reimburse Distributors for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan up to a certain percentage per year of their average daily net assets of each class as follows:

                                          --------------------------------------
                                            INSURED   INTERMEDIATE-   LIMITED-
                                              FUND      TERM FUND     TERM FUND
                                          --------------------------------------
Class A .................................     .10%         .10%          .15%
Class B .................................     .65%          --            --
Class C .................................     .65%         .65%           --


                                                             Annual Report  | 71

FRANKLIN CALIFORNIA TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under the Class A distribution plan, for the Insured Fund and the Intermediate-Term Fund, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the year:

                            ----------------------------------------------------
                               INSURED     INTERMEDIATE-   LIMITED-      MONEY
                                 FUND        TERM FUND     TERM FUND     FUND
                            ----------------------------------------------------
Commissions paid .........   $ 1,107,018     $ 231,870      $     --   $      --
Sales charges received ...   $   462,944     $  76,004      $     --   $      --
Contingent deferred sales
   charges  retained .....   $   394,618     $  80,191      $ 10,000   $  11,525

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                            ----------------------------------------------------
                              INSURED      INTERMEDIATE-   LIMITED-      MONEY
                                FUND         TERM FUND     TERM FUND     FUND
                            ----------------------------------------------------
Transfer agent fees ......   $   394,518     $  86,306      $  1,546   $ 252,243

4. INCOME TAXES

At June 30, 2004, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                      ------------------------------------------
                                          INSURED     INTERMEDIATE-     MONEY
                                           FUND         TERM FUND       FUND
                                      ------------------------------------------
Capital loss carryovers expiring in:
   2005 .............................   $        --    $        --    $  1,444
   2006 .............................            --             --       9,957
   2007 .............................            --             --       4,593
   2008 .............................     2,000,818         90,667       9,293
   2009 .............................     7,452,092        321,166      21,840
   2010 .............................            --        112,465          --
   2011 .............................            --        145,149          --
   2012 .............................            --        865,726       2,466
                                        ---------------------------------------
                                        $ 9,452,910    $ 1,535,173    $ 49,593
                                        =======================================
On June 30, 2004, the Funds had deferred capital losses occurring subsequent to October 31, 2003, as follows:

                             --------------------------
                              INSURED    INTERMEDIATE-
                                FUND       TERM FUND
                             --------------------------
                             $ 412,406      $ 566,426

For tax purposes such losses will be reflected in the year ending June 30, 2005.


72 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended June 30, 2004 and 2003, was as follows:

                                  ----------------------------------------------------------
                                          INSURED FUND            INTERMEDIATE-TERM FUND
                                  ----------------------------------------------------------
                                      2004           2003           2004           2003
                                  ----------------------------------------------------------
Distributions paid from -
   tax exempt income ..........   $ 90,139,402   $ 92,252,771   $ 15,168,354   $ 14,471,962
                                  ----------------------------------------------------------

                                ------------------------------------------------
                                LIMITED-TERM FUND             MONEY FUND
                                ------------------------------------------------
                                       2004(a)            2004         2003
                                ------------------------------------------------
Distributions paid from -
   tax exempt income ........        $ 128,991        $ 2,490,464   $ 4,940,454
                                ================================================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and bond discounts.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

At June 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed short term and long term capital gains for income tax purposes were as follows:

                                                 --------------------------------
                                                    INSURED       INTERMEDIATE-
                                                     FUND           TERM FUND
                                                 --------------------------------
Cost of investments ..........................   $ 1,809,270,025   $ 388,080,152
                                                 ================================
Unrealized appreciation ......................   $    81,569,292   $  10,286,479
Unrealized depreciation ......................        (4,467,743)     (2,775,250)
                                                 --------------------------------
Net unrealized appreciation (depreciation) ...   $    77,101,549   $   7,511,229
                                                 ================================
Undistributed tax exempt income ..............   $     1,056,708   $     262,429
Undistributed short term capital gains .......                --              --
Undistributed long term capital gains ........                --              --
                                                 --------------------------------
Distributable earnings .......................   $     1,056,708   $     262,429
                                                 ================================

(a)   For the period September 2, 2003 (effective date) to June 30, 2004.


                                                             Annual Report  | 73

FRANKLIN CALIFORNIA TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                                   -----------------------------
                                                     LIMITED-         MONEY
                                                     TERM FUND         FUND
                                                   -----------------------------
Cost of investments ............................   $ 15,839,346   $ 682,991,205
                                                   =============================
Unrealized appreciation ........................   $         --   $          --
Unrealized depreciation ........................       (182,868)             --
                                                   -----------------------------
Net unrealized appreciation (depreciation) .....   $   (182,868)  $          --
                                                   =============================
Undistributed tax exempt income ................   $     20,599   $      31,896
Undistributed short term capital gains .........             --              --
Undistributed long term capital gains ..........             --              --
                                                   -----------------------------
Distributable earnings .........................   $     20,599   $          --
                                                   =============================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended June 30, 2004, were as follows:

                                   ---------------------------------------------
                                      INSURED      INTERMEDIATE-     LIMITED-
                                       FUND          TERM FUND       TERM FUND
                                   ---------------------------------------------
Purchases ......................   $ 244,073,191    $ 68,019,586   $ 11,865,766
Sales ..........................   $ 337,699,315    $ 81,690,542   $    698,980

6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Trust's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.


74 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

6. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT (CONTINUED)

Under the terms of the SEC's Order, pursuant to which the Trust's investment manager neither admits nor denies any wrongdoing, the Trust's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Trust's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Trust's investment manager and the Trust's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Trust's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to


                                                             Annual Report  | 75

FRANKLIN CALIFORNIA TAX-FREE TRUST

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


76 |  Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin California Tax-Free Trust (hereafter referred to as the "Funds") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


                                                             Annual Report  | 77

FRANKLIN CALIFORNIA TAX-FREE TRUST

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code (Code), the Funds hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2004. A portion of the Funds' exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2005, shareholders will be notified of amounts for use in preparing their 2004 income tax returns.


78 |  Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
                                             LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS       POSITION         TIME SERVED    BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)   Trustee          Since 1985     112                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)       Trustee          Since 1985     141                       Director, Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)    Trustee          Since 1989     142                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)      Trustee          Since 1985     114                       Director, The California Center for Land
One Franklin Parkway                                                                  Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)      Trustee          Since 1992     141                       Director, White Mountains Insurance Group,
One Franklin Parkway                                                                  Ltd. (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                              Corporation; MedImmune, Inc. (biotechnology);
                                                                                      and Overstock.com (Internet services); and
                                                                                      FORMERLY, Director, MCI Communication
                                                                                      Corporation (subsequently known as MCI
                                                                                      WorldCom, Inc. and WorldCom, Inc.)
                                                                                      (communications services) (1988-2002)
                                                                                      and Spacehab, Inc. (aerospace
                                                                                      services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 79

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
                                             LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS       POSITION         TIME SERVED    BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (59)      Trustee and      Trustee        38                        None
One Franklin Parkway        Vice President   since 1993
San Mateo, CA 94403-1906                     and Vice
                                             President
                                             since 1986
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)   Trustee and      Trustee        141                       None
One Franklin Parkway        Chairman of      since 1985
San Mateo, CA 94403-1906    the Board        and Chairman
                                             of the
                                             Board since
                                             1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON,        Trustee and      Trustee        124                       None
    JR. (63)                President and    since 1985,
One Franklin Parkway        Chief            President
San Mateo, CA 94403-1906    Executive        since 1993,
                            Officer-         and Chief
                            Investment       Executive
                            Management       Officer-
                                             Investment
                                             Management
                                             since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President,
Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (44)         Vice President   Since 1999     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (39)  Vice President   Since 1999     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


80 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
                                             LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS       POSITION         TIME SERVED    BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)         Chief            Since July     Not Applicable            None
One Franklin Parkway        Compliance       2004
San Mateo, CA 94403-1906    Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)        Treasurer        Since July     Not Applicable            None
One Franklin Parkway                         2004
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)     Vice President   Since 1995     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)       Senior Vice      Since 2002     Not Applicable            None
500 East Broward Blvd.      President and
Suite 2100                  Chief Executive
Fort Lauderdale, FL         Officer-
33394-3091                  Finance and
                            Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)          Vice President   Since 2000     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 81

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
                                             LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS       POSITION         TIME SERVED    BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)       Vice President   Since 2000     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)      Vice President   Since 2002     Not Applicable            Director, FTI Banque, Arch
600 Fifth Avenue            - AML                                                     Chemicals, Inc. and Lingnan
Rockefeller Center          Compliance                                                Foundation.
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)      Vice President   Since 2000     Not Applicable            None
One Franklin Parkway        and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)        Chief            Since May      Not Applicable            None
500 East Broward Blvd.      Financial        2004
Suite 2100                  Officer
Fort Lauderdale, FL
33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------


82 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
                                             LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS       POSITION         TIME SERVED    BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (42)           Vice President   Since 1999     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report  | 83

FRANKLIN CALIFORNIA TAX-FREE TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


84 |  Annual Report

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE
Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
   Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5),(6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Money Fund(5),(6)
Franklin Short-Intermediate U.S. Government
   Securities Fund(5)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)
Tax-Exempt Money Fund(5),(6)

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC(7)
Alabama               Michigan(8)
Arizona               Minnesota(8)
California(9)         Missouri
Colorado              New Jersey
Connecticut           New York(9)
Florida(9)            North Carolina
Georgia               Ohio(8)
Kentucky              Oregon
Louisiana             Pennsylvania
Maryland              Tennessee
Massachusetts(8)      Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
   Products Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders as well as select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                              Not part of the annual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CALIFORNIA
TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

CAT A2004 08/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $122,019 for the fiscal year ended June 30, 2004 and $54,782 for the fiscal year ended June 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,555 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $98,445 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the reistrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    August 31, 2004